ANNUAL REPORT

MAY 31, 1999

MONEY MARKET FUNDS

[Logo] NORWEST
       ADVANTAGE FUNDS-R-


MONEY MARKET FUNDS
Cash Investment Fund
Ready Cash Investment Fund
U.S. Government Fund
Treasury Plus Fund
Treasury Fund
Municipal Money Market Fund


Not FDIC Insured. -- No bank guarantee. -- May lose value.

 TABLE OF CONTENTS                                                  MAY 31, 1999

--------------------------------------------------------------------------------

                                                              PAGE
                                                              ----

A MESSAGE TO OUR SHAREHOLDERS...............................    1

NORWEST ADVANTAGE FUNDS
         Independent Auditors' Report.......................    2
         Statements of Assets and Liabilities...............    3
         Statements of Operations...........................    4
         Statements of Changes in Net Assets................    5
         Financial Highlights...............................    6
         Notes to Financial Statements......................    7
         Supplementary Information (Unaudited)..............    9
         Schedules of Investments...........................   10
                  Cash Investment Fund......................   10
                  Ready Cash Investment Fund................   10
                  U.S. Government Fund......................   10
                  Treasury Plus Fund........................   11
                  Treasury Fund.............................   11
                  Municipal Money Market Fund...............   12
         Notes to Schedules of Investments..................   19

CORE TRUST (DELAWARE)
         Independent Auditors' Report.......................   22
         Statements of Assets and Liabilities...............   23
         Statements of Operations...........................   24
         Statements of Changes in Net Assets................   25
         Financial Highlights...............................   26
         Notes to Financial Statements......................   27
         Schedules of Investments...........................   29
                  Prime Money Market Portfolio..............   29
                  Money Market Portfolio....................   30
         Notes to Schedules of Investments..................   32

                                                                 [LOGO]

 A MESSAGE TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------

                                                        July 16, 1999

           Dear Valued Shareholders:

               We are pleased to present the 1999 Annual Report for Norwest Advantage Funds for the fiscal year ended May 31, 1999. This report includes our six Norwest Advantage money market funds.

               A period of relative calm returned to global markets due to Asia's improving economic condition. After a brief scare late last summer, U.S. financial markets shook off any threats to domestic prosperity, with the Dow Jones Industrial Average (DJIA) climbing 3,000 points from October through April to peak at a record high 11,000. Thanks to the combination of low unemployment, low inflation and strong consumer spending, the nation's "Goldilock's" economy seemed just right--at least until May.

               Recent events in the U.S. economy may signal a turning point for domestic and international markets. Fear of interest rate increases threw the DJIA into a spin during May, and triggered a sell-off in the bond market that sent yields on 30-Year Treasury bonds to the highest levels in a year. We believe that bond yields--which move inversely to bond prices--will not peak until the Fed raises rates high enough to produce a meaningful economic slowdown.

               Although higher interest rates will help cool the nation's strong economic growth, economies from Asia to Latin America are concerned about the prospect of a tightening U.S. monetary policy. Higher interest rates translate into higher bond yields, raising the debt service burden throughout emerging markets. So while the health of the world's economies remains questionable, signs of optimism are emerging.

               Whatever the market conditions, we recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs. We appreciate your business and strive to deliver personalized service along with an array of investment options to help you achieve your financial goals. If you have any questions or need information, please contact us at 1-(800) 338-1348 or
           (612) 667-8833, option 2.

               Again, thank you for choosing Norwest Advantage Funds.

                                      Sincerely,

                                      /s/ John Y. Keffer

                                      John Y. Keffer
                                      CHAIRMAN, NORWEST ADVANTAGE
                                      FUNDS

                                                                 [LOGO]

 INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

           To the Board of Trustees and Shareholders
           Norwest Advantage Funds

               We have audited the accompanying statements of assets and liabilities of Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Plus Fund, Treasury Fund, and Municipal Money Market Fund, portfolios of Norwest Advantage Funds (collectively, the "Funds"), including the schedules of investments, as of May 31, 1999, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

               We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of May 31, 1999, the results of their operations, changes in their net assets and financial highlights for each of the years or periods indicated in the first paragraph above, in conformity with generally accepted accounting principles.

                                                         /s/ KPMG LLP

           Boston, Massachusetts
           July 16, 1999

                                                                 [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES                               MAY 31, 1999

--------------------------------------------------------------------------------

                                                                                                   MUNICIPAL
                           CASH        READY CASH        U.S.        TREASURY                        MONEY
                        INVESTMENT     INVESTMENT     GOVERNMENT       PLUS         TREASURY         MARKET
                         FUND(a)        FUND(a)          FUND          FUND           FUND            FUND
                      --------------  ------------  --------------  -----------  --------------  --------------
ASSETS
 Investments (Note
     2)
  Investments at
      amortized cost
      and value.....  $5,483,093,717  $1,023,530,876 $1,821,566,250 $ 4,021,240  $1,042,399,456  $1,037,175,358
  Repurchase
      agreements at
      cost and
      value.........               -             -   1,510,406,857   20,531,000               -               -
                      --------------  ------------  --------------  -----------  --------------  --------------
 Total investments
     at amortized
     cost and
     value..........   5,483,093,717  1,023,530,876  3,331,973,107   24,552,240   1,042,399,456   1,037,175,358
 Cash...............               -             -         592,256        2,974           6,896               -
 Receivable for
     interest and
     other
     receivables....               -             -      12,660,351       44,240      12,675,878      12,008,823
 Receivable for
     investments
     sold...........               -             -      24,851,064   67,589,348     568,997,036      20,028,088
                      --------------  ------------  --------------  -----------  --------------  --------------
TOTAL ASSETS........   5,483,093,717  1,023,530,876  3,370,076,778   92,188,802   1,624,079,266   1,069,212,269
                      --------------  ------------  --------------  -----------  --------------  --------------
LIABILITIES
  Payable for
      investments
      purchased.....               -             -               -            -      74,862,042       8,000,000
  Payable to
      investment
      adviser and
      affiliates
      (Note 3)......         943,017       210,052       1,082,503       19,781         543,877         379,686
  Payable to other
      related
      parties (Note
      3)............          89,347       121,103         160,193           47          71,023          34,298
  Accrued expenses
      and other
      liabilities...         259,029        48,878         300,260       29,645          53,735          36,157
                      --------------  ------------  --------------  -----------  --------------  --------------
TOTAL LIABILITIES...       1,291,393       380,033       1,542,956       49,473      75,530,677       8,450,141
                      --------------  ------------  --------------  -----------  --------------  --------------
NET ASSETS..........  $5,481,802,324  $1,023,150,843 $3,368,533,822 $92,139,329  $1,548,548,589  $1,060,762,128
                      --------------  ------------  --------------  -----------  --------------  --------------
                      --------------  ------------  --------------  -----------  --------------  --------------
COMPONENTS OF NET
    ASSETS
  Paid in capital...  $5,483,608,690  $1,023,146,860 $3,368,668,853 $92,147,276  $1,548,703,650  $1,060,882,920
  Undistributed
      (distributions
      in excess of)
      net investment
      income........        (102,315)       11,637         (56,270)           -         102,005        (126,904)
  Accumulated net
      realized gain
      (loss) from
      investments...      (1,704,051)       (7,654)        (78,761)      (7,947)       (257,066)          6,112
                      --------------  ------------  --------------  -----------  --------------  --------------
NET ASSETS..........  $5,481,802,324  $1,023,150,843 $3,368,533,822 $92,139,329  $1,548,548,589  $1,060,762,128
                      --------------  ------------  --------------  -----------  --------------  --------------
                      --------------  ------------  --------------  -----------  --------------  --------------
NET ASSETS BY SHARE
    CLASS
  Single class
      funds.........  $5,481,802,324  $          -  $3,368,533,822  $92,139,329  $1,548,548,589  $            -
  Investor Shares...               -   953,174,886               -            -               -      41,173,522
  Exchange Shares...               -     1,204,718               -            -               -               -
  Institutional
      Shares........               -             -               -            -               -   1,019,588,606
  Public Entities
      Shares........               -    68,771,239               -            -               -               -
                      --------------  ------------  --------------  -----------  --------------  --------------
NET ASSETS..........  $5,481,802,324  $1,023,150,843 $3,368,533,822 $92,139,329  $1,548,548,589  $1,060,762,128
                      --------------  ------------  --------------  -----------  --------------  --------------
                      --------------  ------------  --------------  -----------  --------------  --------------
SHARES OF BENEFICIAL
    INTEREST
  Single class
      funds.........   5,483,534,039             -   3,368,712,364   92,147,275   1,548,702,366               -
  Investor Shares...               -   953,180,210               -            -               -      41,180,942
  Exchange Shares...               -     1,204,726               -            -               -               -
  Institutional
      Shares........               -             -               -            -               -   1,019,578,847
  Public Entities
      Shares........               -    68,771,179               -            -               -               -
NET ASSET VALUE PER
    SHARE AND
    OFFERING PRICE
    PER SHARE (Net
    Assets Divided
    by Shares of
    Beneficial
    Interest)
  All share
      classes.......  $         1.00  $       1.00  $         1.00  $      1.00  $         1.00  $         1.00
(a)Cash Investment Fund and Ready Cash Investment Fund invest in affiliated Portfolios of Core
    Trust (Delaware) (Note 1).

                                                                 [LOGO]
See Notes to Financial Statements

 STATEMENTS OF OPERATIONS              FOR THE YEAR OR PERIOD ENDED MAY 31, 1999
--------------------------------------------------------------------------------

                                                 CASH         READY CASH        U.S.       TREASURY                    MUNICIPAL
                                              INVESTMENT      INVESTMENT     GOVERNMENT      PLUS        TREASURY     MONEY MARKET
                                                 FUND            FUND           FUND        FUND(a)        FUND           FUND
                                             -------------   ------------   ------------   ---------   ------------   ------------
INVESTMENT INCOME
  Interest income (Note 2)(b)..............  $298,826,756    $47,740,983    $148,270,463   $1,557,145  $77,059,458    $39,625,210
  Net expenses allocated from affiliated
    Portfolios (Note 1)....................   (14,206,212)    (3,524,091)             -           -              -              -
                                             -------------   ------------   ------------   ---------   ------------   ------------
Total Investment Income....................   284,620,544     44,216,892    148,270,463    1,557,145    77,059,458     39,625,210
                                             -------------   ------------   ------------   ---------   ------------   ------------
EXPENSES
  Advisory (Note 3)........................             -              -      3,827,097      65,554      2,328,016      3,911,866
  Management and Administration (Note 3)...     2,770,004      1,332,118      2,855,914      32,812      1,606,680      1,221,486
  Transfer agent (Note 3)
    Single class funds.....................    11,080,019              -      7,139,786      82,031      4,016,700              -
    Investor Shares........................             -      2,135,620              -           -              -        106,325
    Exchange Shares........................             -          2,726              -           -              -              -
    Institutional Shares...................             -              -              -           -              -      1,136,425
    Public Entities Shares.................             -         32,740              -           -              -              -
  Custody (Note 3).........................             -              -        300,591       6,485        175,668        132,896
  Accounting (Note 3)......................        13,000         34,000         64,750      36,169         61,750         97,750
  Legal....................................        71,993         11,404         37,288         229         20,345         15,250
  Registration
    Single class funds.....................       333,566              -        301,672      28,305         61,086              -
    Investor Shares........................             -        106,394              -           -              -         15,478
    Exchange Shares........................             -         14,809              -           -              -              -
    Institutional Shares...................             -              -              -           -              -         48,584
    Public Entities Shares.................             -         25,882              -           -              -              -
  Audit....................................         5,900          6,056         18,875      16,000         16,000         16,900
  Trustees.................................        63,742         10,058         32,082         267         19,040         13,813
  Distribution fees -- Exchange Shares
    (Note 3)...............................             -         10,904              -           -              -              -
  Miscellaneous............................       403,475         63,989        234,306       9,127        136,179        143,408
                                             -------------   ------------   ------------   ---------   ------------   ------------
TOTAL EXPENSES.............................    14,741,699      3,786,700     14,812,361     276,979      8,441,464      6,860,181
  Fees waived and expenses reimbursed (Note
    4).....................................    (2,349,109)      (110,672)      (532,406)   (112,913)    (1,050,582)    (1,469,730)
                                             -------------   ------------   ------------   ---------   ------------   ------------
NET EXPENSES...............................    12,392,590      3,676,028     14,279,955     164,066      7,390,882      5,390,451
                                             -------------   ------------   ------------   ---------   ------------   ------------
NET INVESTMENT INCOME......................   272,227,954     40,540,864    133,990,508    1,393,079    69,668,576     34,234,759
                                             -------------   ------------   ------------   ---------   ------------   ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS
  Net realized gain (loss) from
    investments............................             -              -        204,634      (7,947)       101,345          6,112
  Net realized gain from allocations from
    affiliated Portfolios (Note 1).........        54,777          8,287              -           -              -              -
                                             -------------   ------------   ------------   ---------   ------------   ------------
NET REALIZED GAIN (LOSS) FROM
  INVESTMENTS..............................        54,777          8,287        204,634      (7,947)       101,345          6,112
                                             -------------   ------------   ------------   ---------   ------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...............................  $272,282,731    $40,549,151    $134,195,142   $1,385,132  $69,769,921    $34,240,871
                                             -------------   ------------   ------------   ---------   ------------   ------------
                                             -------------   ------------   ------------   ---------   ------------   ------------

(a) For the period July 6, 1998 (commencement of operations) to May 31, 1999.

(b) For Cash Investment Fund and Ready Cash Investment Fund, interest income represents income allocated from affiliated Portfolios of Core Trust (Delaware) (Note 1).

                                                                 [LOGO]
See Notes to Financial Statements

                                                    FOR THE YEAR OR PERIOD ENDED
STATEMENTS OF CHANGES IN NET ASSETS                MAY 31, 1998 AND MAY 31, 1999
--------------------------------------------------------------------------------

                             CASH                                              TREASURY                      MUNICIPAL MONEY
                          INVESTMENT       READY CASH      U.S. GOVERNMENT       PLUS          TREASURY          MARKET
                             FUND        INVESTMENT FUND        FUND           FUND (c)          FUND             FUND
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
NET ASSETS, MAY 31,
  1997................  $2,147,893,640   $ 1,927,115,608   $1,912,574,006    $          -   $1,003,696,510   $   690,270,611
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
OPERATIONS
  Net investment
    income............     203,656,282        50,187,684      114,966,133               -       58,492,565        28,902,887
  Net realized gain
    (loss) from
    investments.......         (53,352)           48,398          (48,377)              -          358,352           172,328
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
  Net increase in net
    assets resulting
    from operations...     203,602,930        50,236,082      114,917,756               -       58,850,917        29,075,215
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM
  Net investment
    income
    Single class
      funds...........    (203,656,282)                -     (114,966,133)              -      (58,492,565)                -
    Investor Shares...               -       (32,585,755)               -               -                -        (1,571,100)
    Exchange Shares...               -           (15,813)               -               -                -                 -
    Institutional
      Shares..........               -       (17,586,116)               -               -                -       (27,331,787)
  Net realized gain
    from investments
    Investor Shares...               -                 -                -               -                -            (3,249)
    Institutional
      Shares..........               -                 -                -               -                -           (58,183)
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
  Total distributions
    to shareholders...    (203,656,282)      (50,187,684)    (114,966,133)              -      (58,492,565)      (28,964,319)
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
CAPITAL SHARE
  TRANSACTIONS (AT
  $1.00 PER SHARE)
  Sale of shares
    Single class
      funds...........  12,012,845,493                 -    8,855,872,101               -    4,446,530,993                 -
    Investor Shares...               -       659,278,049                -               -                -        81,294,057
    Exchange Shares...               -         1,123,635                -               -                -                 -
    Institutional
      Shares..........               -     1,297,000,821                -               -                -     2,529,846,649
  Reinvestment of
    distributions
    Single class
      funds...........     114,097,582                 -       18,495,730               -       18,522,775                 -
    Investor Shares...               -        32,598,158                -               -                -         1,574,299
    Exchange Shares...               -            15,986                -               -                -                 -
    Institutional
      Shares..........               -            40,511                -               -                -         4,917,786
  Redemption of shares
    Single class
      funds...........  (9,588,965,206)                -   (8,526,685,614)              -   (4,028,593,568)                -
    Investor Shares...               -      (478,499,142)               -               -                -       (93,421,410)
    Exchange Shares...               -        (1,457,455)               -               -                -                 -
    Institutional
      Shares..........               -    (2,647,547,501)               -               -                -    (2,192,829,602)
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
  Net increase
    (decrease) from
    capital share
    transactions......   2,537,977,869    (1,137,446,938)     347,682,217               -      436,460,200       331,381,779
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
  Net increase
    (decrease) in net
    assets............   2,537,924,517    (1,137,398,540)     347,633,840               -      436,818,552       331,492,675
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
NET ASSETS -- MAY 31,
  1998(a).............   4,685,818,157       789,717,068    2,260,207,846               -    1,440,515,062     1,021,763,286
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
OPERATIONS
  Net investment
    income............     272,227,954        40,540,864      133,990,508       1,393,079       69,668,576        34,234,759
  Net realized gain
    (loss) from
    investments.......          54,777             8,287          204,634          (7,947)         101,345             6,112
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
  Net increase in net
    assets resulting
    from operations...     272,282,731        40,549,151      134,195,142       1,385,132       69,769,921        34,240,871
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM
  Net investment
    income
    Single class
      funds...........    (272,182,936)                -     (133,990,508)     (1,393,079)     (69,668,576)                -
    Investor Shares...               -       (38,948,607)               -               -                -        (1,157,118)
    Exchange Shares...               -           (41,042)               -               -                -                 -
    Institutional
      Shares..........               -                 -                -               -                -       (33,067,705)
    Public Entities
      Shares..........               -        (1,536,507)               -               -                -                 -
  Net realized gain
    from investments
    Single class
      funds...........               -                 -                -               -         (536,906)                -
    Investor Shares...               -                 -                -               -                -              (628)
    Institutional
      Shares..........               -                 -                -               -                -           (16,474)
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
  Total distributions
    to shareholders...    (272,182,936)      (40,526,156)    (133,990,508)     (1,393,079)     (70,205,482)      (34,241,925)
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
CAPITAL SHARE
  TRANSACTIONS (AT
  $1.00 PER SHARE)
  Sale of shares
    Single class
      funds...........  37,587,082,649                 -   26,091,666,224    1,696,898,756  19,545,459,290                 -
    Investor Shares...               -       487,586,321                -               -                -        51,468,576
    Exchange Shares...               -         2,427,450                -               -                -                 -
    Institutional
      Shares..........               -                 -                -               -                -     4,895,924,473
    Public Entities
      Shares..........               -       229,896,292                -               -                -                 -
  Reinvestment of
    distributions
    Single class
      funds...........     143,723,803                 -       29,201,156         531,579       20,981,138                 -
    Investor Shares...               -        38,964,610                -               -                -         1,155,538
    Exchange Shares...               -            40,453                -               -                -                 -
    Institutional
      Shares..........               -                 -                -               -                -         8,171,310
    Public Entities
      Shares..........               -         1,528,404                -               -                -                 -
  Redemption of shares
    Single class
      funds...........  (36,934,922,080)               -   (25,012,746,038)  (1,605,283,059) (19,457,971,340)               -
    Investor Shares...               -      (362,778,775)               -               -                -       (55,521,236)
    Exchange Shares...               -        (1,600,458)               -               -                -                 -
    Institutional
      Shares..........               -                 -                -               -                -    (4,862,198,765)
    Public Entities
      Shares..........               -      (162,653,517)               -               -                -                 -
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
  Net increase from
    capital share
    transactions......     795,884,372       233,410,780    1,108,121,342      92,147,276      108,469,088        38,999,896
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
  Net increase in net
    assets............     795,984,167       233,433,775    1,108,325,976      92,139,329      108,033,527        38,998,842
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
NET ASSETS -- MAY 31,
  1999(b).............  $5,481,802,324   $ 1,023,150,843   $3,368,533,822    $ 92,139,329   $1,548,548,589   $ 1,060,762,128
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
  Undistributed
    (distributions in
    excess of) net
    investment income
    (a) May 31,
      1998............  $     (147,521)  $        (3,100)  $      (56,270)   $          -   $      102,005   $      (198,272)
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
    (b) May 31,
      1999............  $     (102,315)  $        11,637   $      (56,270)   $          -   $      102,005   $      (126,904)
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
                        --------------   ---------------   ---------------   ------------   --------------   ---------------
    (c) For the period
        July 6, 1998
        (commencement
        of operations)
        to May 31,
        1999.

                                                                 [LOGO]
See Notes to Financial Statements

 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

 SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIODS

                                BEGINNING                 NET REALIZED    DIVIDENDS      CAPITAL
                                NET ASSET      NET       AND UNREALIZED    FROM NET    CONTRIBUTION   ENDING NET
                                VALUE PER   INVESTMENT      LOSS ON       INVESTMENT       FROM       ASSET VALUE
                                  SHARE       INCOME      INVESTMENTS       INCOME       ADVISER       PER SHARE
                                ---------   ----------   --------------   ----------   ------------   -----------
CASH INVESTMENT FUND
  Year Ended May 31,
  1999........................    $1.00       $0.049        $     -        $(0.049)       $    -         $1.00
  1998........................     1.00        0.053              -         (0.053)            -          1.00
  1997........................     1.00        0.051              -         (0.051)            -          1.00
  1996........................     1.00        0.054              -         (0.054)            -          1.00
  1995........................     1.00        0.049              -         (0.049)            -          1.00
READY CASH INVESTMENT FUND
INVESTOR SHARES
  Year Ended May 31,
  1999........................     1.00        0.046              -         (0.046)            -          1.00
  1998........................     1.00        0.050              -         (0.050)            -          1.00
  1997........................     1.00        0.047              -         (0.047)            -          1.00
  1996........................     1.00        0.051              -         (0.051)            -          1.00
  1995........................     1.00        0.045              -         (0.045)            -          1.00
EXCHANGE SHARES
  Year Ended May 31,
  1999........................     1.00        0.038              -         (0.038)            -          1.00
  1998........................     1.00        0.050         (0.008)        (0.042)            -          1.00
  1997........................     1.00        0.040              -         (0.040)            -          1.00
  1996........................     1.00        0.043              -         (0.043)            -          1.00
  1995........................     1.00        0.038              -         (0.038)            -          1.00
PUBLIC ENTITIES SHARES
  September 2, 1998(b) to May
    31, 1999..................     1.00        0.035              -         (0.035)            -          1.00
U.S. GOVERNMENT FUND
  Year Ended May 31,
  1999........................     1.00        0.047              -         (0.047)            -          1.00
  1998........................     1.00        0.051              -         (0.051)            -          1.00
  1997........................     1.00        0.049              -         (0.049)            -          1.00
  1996........................     1.00        0.052              -         (0.052)            -          1.00
  1995........................     1.00        0.047              -         (0.047)            -          1.00
TREASURY PLUS FUND
  July 6, 1998(b) to May 31,
    1999......................     1.00        0.033              -         (0.033)            -          1.00
TREASURY FUND
  Year Ended May 31,
  1999........................     1.00        0.044              -         (0.044)            -          1.00
  1998........................     1.00        0.049              -         (0.049)            -          1.00
  1997........................     1.00        0.047              -         (0.047)            -          1.00
  1996........................     1.00        0.050              -         (0.050)            -          1.00
  1995........................     1.00        0.046              -         (0.046)            -          1.00
MUNICIPAL MONEY MARKET FUND
INVESTOR SHARES
  Year Ended May 31,
  1999........................     1.00        0.027              -         (0.027)            -          1.00
  1998........................     1.00        0.031              -         (0.031)            -          1.00
  1997........................     1.00        0.030              -         (0.030)            -          1.00
  1996........................     1.00        0.033              -         (0.033)            -          1.00
  1995........................     1.00        0.031         (0.004)        (0.031)        0.004          1.00
INSTITUTIONAL SHARES
  Year Ended May 31,
  1999........................     1.00        0.029              -         (0.029)            -          1.00
  1998........................     1.00        0.033              -         (0.033)            -          1.00
  1997........................     1.00        0.032              -         (0.032)            -          1.00
  1996........................     1.00        0.035              -         (0.035)            -          1.00
  1995........................     1.00        0.033         (0.004)        (0.033)        0.004          1.00

                                                  RATIOS TO AVERAGE
                                                     NET ASSETS                                           NET ASSETS
                                -----------------------------------------------------                      AT END OF
                                                                            NET                             PERIOD
                                     NET                GROSS            INVESTMENT          TOTAL          (000'S
                                   EXPENSES          EXPENSES(a)           INCOME           RETURN         OMITTED)
                                --------------     ---------------     --------------     -----------     -----------
CASH INVESTMENT FUND
  Year Ended May 31,
  1999........................     0.48%(d)            0.57%(d)           4.91%(d)           5.04%         $5,481,802
  1998........................     0.48%(d)            0.57%(d)           5.29%(d)           5.42%         4,685,818
  1997........................     0.48%               0.49%              5.07%              5.21%         2,147,894
  1996........................     0.48%               0.49%              5.36%              5.50%         1,739,549
  1995........................     0.48%               0.50%              4.87%              4.96%         1,464,304
READY CASH INVESTMENT FUND
INVESTOR SHARES
  Year Ended May 31,
  1999........................     0.82%(d)            0.82%(d)           4.56%(d)           4.68%           953,175
  1998........................     0.82%(d)            0.82%(d)           4.95%(d)           5.07%           789,380
  1997........................     0.82%               0.83%              4.75%              4.87%           576,011
  1996........................     0.82%               0.87%              5.02%              5.17%           473,879
  1995........................     0.82%               0.91%              4.64%              4.62%           268,603
EXCHANGE SHARES
  Year Ended May 31,
  1999........................     1.57%(d)            3.24%(d)           3.76%(d)           3.90%             1,205
  1998........................     1.56%(d)            5.57%(d)           4.21%(d)           4.29%               337
  1997........................     1.57%               5.66%              4.03%              4.09%               655
  1996........................     1.57%               8.24%              4.32%              4.38%               129
  1995........................     1.57%               6.32%              3.62%              3.69%               160
PUBLIC ENTITIES SHARES
  September 2, 1998(b) to May
    31, 1999..................     0.54%(d)(e)         0.74%(d)(e)        4.69%(d)(e)        3.59%            68,771
U.S. GOVERNMENT FUND
  Year Ended May 31,
  1999........................     0.50%               0.52%              4.69%              4.81%         3,368,534
  1998........................     0.50%               0.51%              5.08%              5.20%         2,260,208
  1997........................     0.49%               0.49%              4.91%              5.04%         1,912,574
  1996........................     0.50%               0.51%              5.13%              5.27%         1,649,721
  1995........................     0.50%               0.52%              4.68%              4.81%         1,159,421
TREASURY PLUS FUND
  July 6, 1998(b) to May 31,
    1999......................     0.50%(e)            0.84%(e)           4.25%(e)           3.30%            92,139
TREASURY FUND
  Year Ended May 31,
  1999........................     0.46%               0.53%              4.34%              4.49%         1,548,549
  1998........................     0.46%               0.54%              4.89%              5.00%         1,440,515
  1997........................     0.46%               0.53%              4.74%              4.87%         1,003,697
  1996........................     0.46%               0.56%              4.91%              5.04%           802,270
  1995........................     0.46%               0.57%              4.62%              4.65%           661,098
MUNICIPAL MONEY MARKET FUND
INVESTOR SHARES
  Year Ended May 31,
  1999........................     0.65%               0.86%              2.72%              2.76%            41,174
  1998........................     0.65%               0.83%              3.13%              3.18%            44,070
  1997........................     0.65%               0.87%              3.01%              3.08%            54,616
  1996........................     0.65%               0.88%              3.25%              3.31%            57,021
  1995........................     0.65%               0.93%              3.10%              3.13%(c)         47,424
INSTITUTIONAL SHARES
  Year Ended May 31,
  1999........................     0.45%               0.57%              2.91%              2.97%         1,019,589
  1998........................     0.45%               0.59%              3.32%              3.39%           977,693
  1997........................     0.45%               0.70%              3.21%              3.28%           635,655
  1996........................     0.45%               0.72%              3.41%              3.52%           592,436
  1995........................     0.45%               0.74%              3.37%              3.33%(c)        278,953

(a) During each period, various fees were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 4)
(b) Commencement of operations.
(c) The total return for 1995 includes the effect of a capital contribution from the Adviser. Without the capital contribution, the total return would have been 2.59% for Investor shares and 2.79% for Institutional shares.
(d) Includes expenses allocated from the affiliated Portfolio(s) in which the Fund invests.
(e) Annualized.

                                                                 [LOGO]
See Notes to Financial Statements

 NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Norwest Advantage Funds (the "Trust") is organized as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"). The Trust currently has thirty-nine separate investment portfolios. These financial statements relate to the six money market investment portfolios of the Trust (individually, a "Fund" and, collectively, the "Funds"), each of which is a diversified portfolio. The classes of each Fund and their respective dates of commencement of operations are as follows:

Cash Investment Fund...................................................................................  October 14, 1987
Ready Cash Investment Fund (Investor Shares)...........................................................  January 20, 1988
Ready Cash Investment Fund (Exchange Shares)...........................................................  May 9, 1994
Ready Cash Investment Fund (Public Entities Shares)....................................................  September 2, 1998
U.S. Government Fund...................................................................................  November 16, 1987
Treasury Plus Fund.....................................................................................  July 6, 1998
Treasury Fund..........................................................................................  December 3, 1990
Municipal Money Market Fund (Investor Shares)..........................................................  January 7, 1988
Municipal Money Market Fund (Institutional Shares).....................................................  August 3, 1993

Each share of each class represents an undivided, proportionate interest in a Fund. Exchange Shares are sold only through the exchange privilege available to shareholders of B class shares of the various fixed income and equity funds of the Trust, and are subject to a contingent deferred sales charge upon redemption. Shareholders of Investor Shares incur no sales charge. Public Entities Shares, offered primarily to Minnesota public entities, are sold without a sales charge and do not incur distribution expenses. Institutional Shares, offered primarily to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates, are sold without a sales charge and do not incur distribution expenses. Under its Trust Instrument, the Trust is authorized to issue, by each Fund, by each class of shares, an unlimited number of shares of beneficial interest without par value.

MASTER-FEEDER ARRANGEMENT - Cash Investment Fund seeks to achieve its investment objective by investing all its investable assets in two portfolios (individually, a "Portfolio" and, collectively, the "Portfolios") of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company. These Portfolios are advised by Norwest Investment Management, Inc. These Portfolios, Prime Money Market Portfolio and Money Market Portfolio, have identical investment objectives and investment policies, except that Prime Money Market Portfolio seeks to maintain a rating from a nationally recognized statistical rating organization ("NRSRO"). Ready Cash Investment Fund seeks to achieve its investment objective by investing all its investable assets in Prime Money Market Portfolio. This is commonly referred to as a master-feeder arrangement. Each Portfolio directly acquires portfolio securities, and a Fund investing in the Portfolio acquires an indirect interest in those securities. The Funds account for their investment in a Portfolio as a partnership investment, and record daily their share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, each Fund incurs its own expenses. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund to do so. The financial statements of the Portfolios are included with this report and should be read in conjunction with the Funds' financial statements. As of May 31, 1999, the percentages of Prime Money Market Portfolio and Money Market Portfolio owned by Cash Investment Fund were 72.8% and 99.0%, respectively. The percentage of Prime Money Market Portfolio owned by Ready Cash Investment Fund was 27.2%.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION - On each Fund business day, the Funds determine their net asset values at the following times: Municipal Money Market Fund, 12:00 PM, Eastern Time; Treasury Fund, 1:00 PM, Eastern Time; U.S. Government Fund, 2:00 PM, Eastern Time; Cash Investment Fund and Ready Cash Investment Fund, 3:00 PM, Eastern Time; and Treasury Plus Fund, 5:00 PM, Eastern Time. Cash Investment Fund and Ready Cash Investment Fund record their investments in the Portfolios at value. Valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of the Portfolios, which are included elsewhere in this report. Securities held by the other Funds are valued by utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

SECURITY TRANSACTIONS AND INTEREST INCOME - Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts. Identified cost of investments sold is used to determine realized gains and losses for both financial statement and federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income, if any, are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund or Portfolio, timing differences and differing characterizations of distributions made by the Funds.

                                                                 [LOGO]

--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL TAXES - Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds. Expenses that are directly attributable to a class of shares are allocated to that class.

REPURCHASE AGREEMENTS - Each Fund, except for Treasury Fund, along with certain other Norwest Advantage Funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements. The Funds, through their custodian, receive delivery of the underlying collateral, whose market value must always exceed the repurchase price. In the event of default, a Fund may have difficulties with the disposition of the collateral.

 NOTE 3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser of each Fund is Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"). Norwest is a subsidiary of Wells Fargo & Company. The Adviser receives an advisory fee from U.S. Government Fund, Treasury Plus Fund and Treasury Fund at an annual rate of 0.20% of each Fund's average daily net assets for the first $300 million of net assets of each Fund, declining to 0.12% of the average daily net assets of each Fund's net assets in excess of $700 million. The Adviser receives an advisory fee from Municipal Money Market Fund at an annual rate of 0.35% of the average daily net assets for the first $500 million of net assets of the Fund, declining to 0.30% of the average daily net assets of the Fund's net assets in excess of $1 billion. The Adviser does not receive advisory fees with respect to Cash Investment Fund and Ready Cash Investment Fund as long as the Funds remain completely invested in the Portfolios.

MANAGEMENT AND ADMINISTRATION SERVICES - Forum Financial Services, Inc. ("FFSI") supervises the overall management of the Trust other than investment advisory services. Forum Administrative Services, LLC ("FAdS") is the administrator of the Trust. For their services, FFSI and FAdS each receive a fee with respect to U.S. Government Fund, Treasury Plus Fund, Treasury Fund and Institutional Shares of Municipal Money Market Fund at an annual rate of 0.05% of the Fund's (of class') average daily net assets; with respect to Investor Shares of Municipal Money Market Fund at an annual rate of 0.10% of the class' average daily net assets; with respect to Cash Investment Fund at an annual rate of 0.025% of the Fund's average daily net assets; and with respect to Ready Cash Investment Fund at an annual rate of 0.075% of the Fund's average daily net assets.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN - Norwest serves as the Trust's transfer agent and dividend disbursing agent. For these services, Norwest receives a fee at an annual rate of 0.20% of the average daily net assets of Cash Investment Fund, 0.10% of the average daily net assets of Municipal Money Market Fund attributable to Institutional Shares and Ready Cash Investment Fund attributable to Public Entities Shares, and up to 0.25% of the average daily net assets attributable to the other classes of the Funds. Norwest also serves as the Trust's custodian. For its custody services, Norwest receives a fee at an annual rate of 0.02% of the first $100 million of each Fund's average daily net assets, 0.015% of the next $100 million of each Fund's average daily net assets and 0.01% of each Fund's remaining average daily net assets. No custody fee is directly payable by a Fund to the extent the Fund is invested in a Portfolio.

DISTRIBUTION PLAN - The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act with respect to Exchange Shares of Ready Cash Investment Fund. The Plan authorizes payment to FFSI of a distribution service fee at an annual rate of 0.75%, and a maintenance fee of 0.25%, of the average daily net assets of Ready Cash Investment Fund attributable to Exchange Shares. No maintenance fees were incurred by the Fund during the year ended May 31, 1999. The distribution payments are used to reimburse FFSI for (i) sales commissions at levels set from time to time by the Board of Trustees ("Board"), not to exceed 6.25% of the amount received by the Fund for each Exchange share sold (excluding reinvestment of dividends and distributions) and (ii) interest calculated by applying the rate of 1% over the prime rate to the outstanding balance of unreimbursed distribution charges. The current sales commission rate is based upon that rate in effect for the fixed income or equity fund from which the shareholder exchanged its shares. The Plan may be terminated by vote of a majority of the Fund's shareholders or by vote of a majority of the Board which do not have any direct or indirect financial interest in the Plan. In the event the Plan is terminated or not continued, at the discretion of the Board, the Fund may continue to pay distribution service fees to FFSI (but only with respect to sales that occurred prior to the termination or discontinuance of the
Plan) until the earlier of (a) four years after the date of termination or discontinuance or (b) such time as there exist no unreimbursed distribution charges attributable to that Fund under the Plan, as calculated pursuant to the Plan. Unreimbursed distribution charges at May 31, 1999, for Ready Cash Investment Fund, were $10,904.

OTHER SERVICES PROVIDERS - Forum Accounting Services, LLC ("FAcS"), an affiliate of FFSI, provides portfolio accounting services to each Fund.

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

--------------------------------------------------------------------------------

 NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Norwest, Adviser, FAdS and FFSI have voluntarily waived a portion of their fees and have reimbursed certain expenses of the Funds so that total expenses, including indirect expenses borne by the Funds as a result of investing in the corresponding Portfolio, would not exceed certain expense limitations established for each Fund. Each service provider, at their discretion, may revise or discontinue the voluntary fee waivers and expense reimbursements at any time. For the year ended May 31, 1999, fees waived and expenses reimbursed by the Trust's service providers were as follows:

                                                                                          EXPENSES       TOTAL FEES
                                                          FEES WAIVED                    REIMBURSED        WAIVED
                                          -------------------------------------------   -------------   AND EXPENSES
FUND                                         NORWEST        ADVISER       FADS/FFSI         FFSI         REIMBURSED
----------------------------------------  -------------   -----------   -------------   -------------   -------------
Cash Investment Fund....................  $           -   $         -   $  2,349,109    $          -    $  2,349,109
Ready Cash Investment Fund..............              -             -         81,712          28,960         110,672
U.S. Government Fund....................              -             -        532,406               -         532,406
Treasury Plus Fund......................         56,620        17,057         32,733           6,503         112,913
Treasury Fund...........................              -             -      1,050,582               -       1,050,582
Municipal Money Market Fund.............        344,552             -      1,125,178               -       1,469,730

 NOTE 5. FEDERAL INCOME TAXES

As of May 31, 1999, certain of the Funds had capital loss carryovers available to offset future capital gains as follows:

                                              YEAR OF EXPIRATION
                                          ---------------------------
                                              2003           2006           TOTAL
                                          -------------   -----------   -------------
Cash Investment Fund....................  $   1,624,775   $    75,562   $   1,700,337
Ready Cash Investment Fund..............          7,647             -           7,647

 NOTE 6. FUND REORGANIZATIONS

On March 25, 1999, the Board of Trustees of Norwest Advantage Funds approved the reorganization of each Norwest Advantage Fund into a new portfolio of Wells Fargo Funds Trust. The reorganizations are part of a plan to consolidate the Stagecoach and Norwest Advantage fund families following last November's merger of Wells Fargo & Company and Norwest Corporation. Norwest Advantage Funds will present each proposed fund reorganization to the fund's shareholders for their approval at a special shareholders' meeting that is planned for August 1999.

If shareholders approve the reorganizations, each Norwest Advantage Fund will reorganize into a corresponding Wells Fargo Funds Trust portfolio that has substantially similar investment objectives and, except as noted below, investment policies. In general, the Wells Fargo Funds Trust portfolios will not combine with other funds of the Stagecoach or Norwest Advantage fund families.

The reorganizations contemplate, however, that each of the following Norwest Advantage Funds will reorganize into a portfolio of Wells Fargo Funds Trust that may have somewhat different investment policies from those of the fund and may combine with other Stagecoach or Norwest Advantage funds:

NORWEST ADVANTAGE FUNDS                                               WELLS FARGO FUNDS TRUST
---------------------------------------------------                   ---------------------------------------------------
Exchange Shares of Ready Cash Investment Fund                         Money Market Fund

 SUPPLEMENTARY INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

 FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

INCOME DIVIDENDS - 100% of the income dividends paid by Municipal Money Market Fund were of exempt interest. All income dividends of Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Plus Fund and Treasury Fund were ordinary income for federal income tax purposes.

CAPITAL GAIN DIVIDENDS - No long-term capital gains were declared by any of the Funds.

                                                                 [LOGO]

 SCHEDULES OF INVESTMENTS                                           MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                          CASH INVESTMENT FUND
------------------------------------------------------------------------
          N/A   Prime Money Market Portfolio of Core
                  Trust (Delaware)                        $2,741,607,196
          N/A   Money Market Portfolio of Core Trust
                  (Delaware)                               2,741,486,521
                                                          --------------

TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (100.0%)
                                                          $5,483,093,717
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                       READY CASH INVESTMENT FUND
------------------------------------------------------------------------
          N/A   Prime Money Market Portfolio of Core
                  Trust (Delaware)                        $1,023,530,876
                                                          --------------

TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (100.0%)
                                                          $1,023,530,876
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                          U.S. GOVERNMENT FUND
------------------------------------------------------------------------
 AGENCY NOTES (34.0%)
FFCB (3.3%)
   33,670,000   4.77%, 7/1/99                             $   33,667,595
   10,000,000   5.20%, 1/14/00                                10,017,713
   40,000,000   4.76%, 1/18/00                                39,943,682
   25,000,000   5.02%, 3/1/00                                 24,994,152
                                                          --------------
TOTAL FFCB                                                   108,623,142
                                                          --------------
FHLB (14.3%)
   12,750,000   5.61%, 6/18/99                                12,754,299
   30,000,000   5.51%, 7/6/99                                 29,997,941
   50,000,000   5.05% V/R, 11/4/99                            50,000,000
   50,000,000   4.87% V/R, 11/12/99                           49,986,746
   25,000,000   4.87% V/R, 11/16/99                           24,991,946
   75,000,000   4.80% V/R, 1/11/00                            74,968,241
   15,000,000   4.93%, 1/13/00                                15,002,866
   25,000,000   4.92%, 1/13/00                                25,002,228
   50,000,000   4.90%, 1/14/00                                50,009,949
    4,000,000   8.60%, 1/25/00                                 4,086,899
   25,000,000   4.90%, 2/4/00                                 25,000,000
   20,000,000   4.91%, 2/9/00                                 20,000,000
   25,000,000   5.16%, 3/8/00                                 24,994,363
   20,000,000   5.01%, 4/28/00                                19,989,658
   50,000,000   4.78% V/R, 5/12/00                            49,959,823
                                                          --------------

TOTAL FHLB                                                   476,744,959
                                                          --------------
FHLMC (3.9%)
   20,590,000   7.13%, 7/21/99                                20,653,191
   35,000,000   4.76% V/R, 8/27/99                            34,988,121
   75,000,000   4.71% V/R, 5/18/00                            74,942,295
                                                          --------------

TOTAL FHLMC                                                  130,583,607
                                                          --------------
FNMA (10.3%)
   10,000,000   5.47%, 8/16/99                                10,013,932
   87,500,000   5.79%, 10/12/99                               87,706,753

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                    U.S. GOVERNMENT FUND (continued)
------------------------------------------------------------------------
    8,890,000   8.35%, 11/10/99                           $    9,014,090
   22,500,000   5.81%, 11/12/99                               22,584,168
   15,000,000   4.99%, 2/22/00                                14,998,908
   50,000,000   4.72% V/R, 3/15/00                            49,977,574
    4,000,000   5.10%, 3/16/00                                 3,994,234
   50,000,000   4.80% V/R, 3/23/00                            49,973,716
   25,000,000   5.04%, 4/6/00                                 24,986,744
   20,000,000   4.98%, 4/20/00                                19,994,335
   50,000,000   4.79% V/R, 5/10/00                            49,971,803
                                                          --------------

TOTAL FNMA                                                   343,216,257
                                                          --------------
OTHER (1.5%)
   50,000,000   State of Israel, 7.13%, 8/15/99               50,213,264
                                                          --------------
SLMA (0.7%)
   25,000,000   SLMA, 5.58%, 8/11/99                          24,998,079
                                                          --------------

TOTAL AGENCY NOTES                                         1,134,379,308
                                                          --------------
 COMMERCIAL PAPER (2.3%)
   30,000,000   USA Group, Student Loan Marketing
                  Association LOC, 4.76%, 6/8/99              29,972,350
   24,073,000   USA Group, Student Loan Marketing
                  Association LOC, 4.77%, 6/16/99             24,025,356
   21,203,000   USA Group, Student Loan Marketing
                  Association LOC, 4.77%, 6/4/99              21,194,607
                                                          --------------

TOTAL COMMERCIAL PAPER                                        75,192,313
                                                          --------------
 DISCOUNT NOTES (A) (18.4%)
FHLB (0.5%)
   15,435,000   5.09%, 3/1/00                                 14,860,537
                                                          --------------
FHLMC (12.4%)
   50,000,000   4.82%, 6/4/99                                 49,980,188
   50,000,000   4.86%, 7/9/99                                 49,747,723
   20,000,000   4.81%, 7/14/99                                19,886,528
   58,210,000   4.78%, 8/2/99                                 57,737,820
   75,000,000   4.80%, 8/5/99                                 74,358,125
   50,000,000   4.82%, 8/6/99                                 49,565,500
    1,250,000   4.87%, 8/6/99                                  1,238,943
   35,000,000   4.81%, 8/13/99                                34,662,882
   25,000,000   4.89%, 9/8/99                                 24,672,063
   50,000,000   4.81%, 9/10/99                                49,337,889
    2,000,000   4.93%, 10/6/99                                 1,965,817
                                                          --------------

TOTAL FHLMC                                                  413,153,478
                                                          --------------
FNMA (5.5%)
   25,000,000   4.74%, 7/15/99                                24,857,000
   25,000,000   4.82%, 7/15/99                                24,854,556
   10,000,000   4.75%, 8/2/99                                  9,919,056
   75,000,000   4.80%, 8/13/99                                74,278,365
   50,000,000   4.89%, 9/9/99                                 49,337,500

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                    U.S. GOVERNMENT FUND (continued)
------------------------------------------------------------------------
      750,000   4.96%, 11/5/99                            $      734,137
                                                          --------------

TOTAL FNMA                                                   183,980,614
                                                          --------------

TOTAL DISCOUNT NOTES                                         611,994,629
                                                          --------------
 REPURCHASE AGREEMENTS (45.3%)
  125,000,000   Banc of America Securities LLC, 4.82%,
                  6/1/99, collateralized by $123,826,786
                  FNMA, 8.00%, 6/1/12, with an aggregate
                  market value of $128,083,201               125,000,000
  300,000,000   Banc of America Securities LLC, 4.82%,
                  6/1/99, collateralized by $320,767,819
                  FNMA, 5.50%, 2/1/14, with an aggregate
                  market value of $306,333,267               300,000,000
  190,000,000   Banc of America Securities LLC, 4.90%,
                  6/1/99, collateralized by $188,756,354
                  FNMA, 7.50%, 5/1/12, with an aggregate
                  market value of $194,093,542               190,000,000
   45,000,000   Banc One Capital Markets, 4.87%, 6/1/99,
                  collateralized by $46,134,000 U.S.
                  Government Agency Securities, 6/24/99-
                  7/30/99 with an aggregate market value
                  of $45,934,143                              45,000,000
  283,562,857   Bear, Stearns & Cos., Inc., 4.90%,
                  6/1/99, collateralized by $306,508,485
                  U.S. Government Agency Securities,
                  6.00%-7.50%, 8/1/13-3/1/29 with an
                  aggregate market value of $300,444,905     283,562,857
  169,469,000   Credit Suisse First Boston, 4.93%,
                  6/1/99, collateralized by $174,668,053
                  U.S. Government Agency Securities,
                  6.00%-6.50%, 11/15/07-3/15/29, with an
                  aggregate market value of $173,716,725     169,469,000
   50,000,000   Goldman Sachs, 4.74%, 6/17/99,
                  collateralized by $51,659,127 U.S.
                  Government Agency Securities, 5.00%-
                  7.00%, 7/1/03-4/1/29, with an
                  aggregate market value of $50,838,471       50,000,000
   75,000,000   Goldman Sachs, 4.80%, 6/8/99,
                  collateralized by $77,016,998 U.S.
                  Government Agency Securities, 5.50%-
                  8.00%, 1/1/04-3/1/29, with an
                  aggregate market value of $76,198,635       75,000,000
   17,375,000   Merrill Lynch & Co., 4.68%, 6/1/99,
                  collateralized by $44,812,297 U.S.
                  Government Securities, 3.38%, 1/15/07-
                  6/1/17, with an aggregate market value
                  of $17,722,835                              17,375,000
   15,000,000   Salomon Smith Barney Holdings, 4.70%,
                  6/1/99, collateralized by $15,122,00
                  U.S. Treasury Note, 4.63%, 11/30/00,
                  with an aggregate market value of
                  $15,314,712                                 15,000,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                    U.S. GOVERNMENT FUND (continued)
------------------------------------------------------------------------
   50,000,000   Salomon Smith Barney Holdings, 4.75%,
                  3/19/99, collateralized by $49,494,636
                  U.S. Government Securities,
                  5.50%-10.00%, 2/1/13-5/1/29, with an
                  aggregate market value of $51,025,398   $   50,000,000
  190,000,000   Salomon Smith Barney Holdings, 4.90%,
                  6/1/99, collateralized by $202,232,132
                  U.S. Government Agency Securities,
                  5.50%-10.50%, 2/1/00-5/1/31, with an
                  aggregate market value of $194,124,793     190,000,000
                                                          --------------

TOTAL REPURCHASE AGREEMENTS                                1,510,406,857
                                                          --------------

TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (100.0%)
                                                          $3,331,973,107
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                           TREASURY PLUS FUND
------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS (16.4%)
    2,000,000   5.50%, 3/31/00                            $    2,009,644
    2,000,000   5.63%, 4/30/00                                 2,011,596
                                                          --------------

TOTAL U.S. TREASURY OBLIGATIONS                                4,021,240
                                                          --------------
 REPURCHASE AGREEMENTS (83.6%)
   20,531,000   Credit Suisse First Boston, 4.93%,
                  6/1/99, collateralized by $21,160,860
                  U.S. Government Agency Securities,
                  6.00%-6.50%, 11/15/07-3/15/29, with an
                  aggregate market value of $21,045,508       20,531,000
                                                          --------------

TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (100.0%)    $   24,552,240
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                             TREASURY FUND
------------------------------------------------------------------------
 U.S. TREASURY BILLS (A) (42.3%)
   59,000,000   4.42%, 6/10/99                            $   58,935,100
   16,000,000   4.42%, 6/10/99                                15,982,360
   75,000,000   4.74%, 6/15/99                                74,862,042
  125,000,000   4.39%, 6/17/99                               124,757,222
    1,835,000   4.50%, 8/19/99                                 1,815,269
   91,510,000   4.50%, 8/19/99                                90,635,457
   75,000,000   4.55%, 8/26/99                                74,193,750
                                                          --------------

TOTAL U.S. TREASURY BILLS                                    441,181,200
                                                          --------------
 U.S. TREASURY NOTES (57.7%)
   50,000,000   6.25%, 6/1/99                                 50,000,000
   75,000,000   6.25%, 6/1/99                                 75,000,000
   75,000,000   6.00%, 6/30/99                                75,081,948
   75,000,000   6.88%, 7/31/99                                75,246,094
   50,000,000   5.88%, 7/31/99                                50,096,807
   50,000,000   6.00%, 8/15/99                                50,141,008

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                       TREASURY FUND (continued)
------------------------------------------------------------------------
   75,000,000   6.00%, 8/15/99                            $   75,198,215
   75,000,000   5.88%, 8/31/99                                75,199,951
   50,000,000   5.88%, 8/31/99                                50,158,274
   25,000,000   5.63%, 10/31/99                               25,095,959
                                                          --------------
TOTAL U.S. TREASURY NOTES                                    601,218,256
                                                          --------------
TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (100.0%)
                                                          $1,042,399,456
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                      MUNICIPAL MONEY MARKET FUND
------------------------------------------------------------------------
 ALASKA (0.8%)
    4,500,000   Anchorage, AK, Higher Education RV,
                  Alaska Pacific University, Seattle
                  First National, LOC, 3.30% V/R, 7/1/17  $    4,500,000
    3,500,000   North Slope Boro, AK, GO Bonds, Series
                  B, FSA insured, 6.10%, 6/30/99               3,506,627
                                                          --------------

TOTAL ALASKA                                                   8,006,627
                                                          --------------
 ARIZONA (0.5%)
    4,400,000   Chandler, AZ, IDA RV, Parsons Municipal
                  Services, Inc., National Westminster
                  Bank, USA, LOC, 3.55% V/R, 12/15/09          4,400,000
    1,025,000   Scottsdale, AZ, GO Bonds, Series D,
                  6.50%, 7/1/99                                1,027,884
                                                          --------------

TOTAL ARIZONA                                                  5,427,884
                                                          --------------
 ARKANSAS (0.1%)
    1,000,000   Little Rock, AR, IDA RV, GTD by CPC
                  International, 4.96% V/R, 12/1/03            1,000,000
                                                          --------------
 CALIFORNIA (1.4%)
   15,000,000   California School Cash Reserve Program
                  Authority, Educational Facilities
                  Revenue Notes, Series A, 4.50%, 7/2/99      15,009,324
                                                          --------------
 COLORADO (0.9%)
    3,600,000   Denver, CO, City & County, Airport RV,
                  Series B, LOC West Deutsch Landesbank,
                  3.35% V/R, 12/1/20                           3,600,000
    2,500,000   Lowry, CO, EDA RV, Series B, Canadian
                  Imperial Bank, LOC, 3.25% V/R, 12/1/20       2,500,000
    1,700,000   Moffat County, CO, PCR Bonds, AMBAC
                  insured, 3.35% V/R, 7/1/10                   1,700,000
    1,930,000   Parkview Metropolitan District, CO,
                  Arapahoe County, GO Bonds, Central
                  Bank, LOC, 3.30% V/R, 12/1/12                1,930,000
                                                          --------------

TOTAL COLORADO                                                 9,730,000
                                                          --------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 CONNECTICUT (0.3%)
    3,000,000   Connecticut State Development Authority,
                  IDA RV, GTD by General Accident
                  Insurance, 3.64%, 12/1/13, optional
                  put 6/1/99 @ 100                        $    3,000,000
                                                          --------------
 DISTRICT OF COLUMBIA (1.2%)
    9,735,000   District of Columbia, American
                  University Issue Project, AMBAC
                  insured, 3.30% V/R, 10/1/15                  9,735,000
    2,610,000   District of Columbia, GO Bonds, Series
                  A, AMBAC insured, 7.25%, 6/1/02, P/R
                  6/1/99 @ 102                                 2,610,000
                                                          --------------

TOTAL DISTRICT OF COLUMBIA                                    12,345,000
                                                          --------------
 FLORIDA (5.0%)
    2,000,000   Dade County, FL, IDA RV, GTD by ADP,
                  Inc., 3.89% V/R, 11/15/17                    2,000,000
    7,140,000   Florida Housing Finance Agency, MFHR
                  Bonds, Buena Vista Project, GTD by New
                  England Mutual Life, 3.00%, 11/1/07,
                  mandatory put 11/1/99 @ 100                  7,140,000
    1,710,000   Florida Housing Finance Agency, MFHR
                  Bonds, South Trust Alabama, LOC, 3.35%
                  V/R, 6/1/07                                  1,710,000
   20,000,000   Hillsborough County, FL, School Board
                  COP, Educational Facilities RV, Series
                  31, Registered D, MBIA insured, 3.40%
                  V/R, 12/1/28                                20,000,000
    1,600,000   Hillsborough County, FL, IDA, Port
                  Facilities RV, Seaboard System
                  Railroad, Inc. Project, National Bank
                  Detroit, LOC, 3.55% V/R, 10/15/99            1,600,000
   18,900,000   Laurel Club Certificate Trust, COP,
                  Series A, Swiss Bank, LOC, 3.35% V/R,
                  6/1/25                                      18,900,000
                                                          --------------

TOTAL FLORIDA                                                 51,350,000
                                                          --------------
 GEORGIA (1.3%)
    2,695,000   Fulton County, GA, IDA RV, GTD by ADP,
                  3.55% V/R, 9/1/12                            2,695,000
    5,095,000   Georgia Local Government, COP, Series PT
                  1060, MBIA insured, 3.32% V/R, 6/1/28        5,095,000
    5,850,000   Marietta, GA, MFHR Bonds, Falls at Bells
                  Ferry, Guardian Savings & Loan, LOC,
                  3.20%, 1/15/09, mandatory put
                  1/15/00 @ 100                                5,850,000
                                                          --------------

TOTAL GEORGIA                                                 13,640,000
                                                          --------------

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 HAWAII (1.5%)
    4,950,000   Hawaii State Department of Budget &
                  Finance, Special Purpose Mortgage RV,
                  Kuakini Medical Center Project, Bank
                  of Hawaii, LOC, 3.80% V/R, 7/1/04       $    4,950,000
   10,225,000   Honolulu, HI, City & County, P-Floats-PT
                  1150, FGIC insured, 3.32% V/R, 7/1/15       10,225,000
                                                          --------------

TOTAL HAWAII                                                  15,175,000
                                                          --------------
 ILLINOIS (10.6%)
    1,000,000   Bedford Park, IL, IDA RV, GTD by CPC
                  International, 4.96% V/R, 11/1/08            1,000,000
    1,000,000   Chicago, IL, GO Bonds, Metropolitan
                  Water Reclamation Distribution -
                  Greater Chicago, 4.15%, 12/1/99              1,005,364
    2,755,000   Chicago, IL, GO Bonds, Westduetsche
                  Landesbank, LOC, 2.95%, 1/26/01,
                  mandatory tender 1/27/00 @ 100               2,753,678
   15,000,000   Chicago, IL, Series 1998 PT 1054, FGIC
                  insured, 3.32% V/R, 1/1/28                  15,000,000
    5,000,000   Cook County, IL, Community College
                  District #508, COP, FGIC insured,
                  8.30%, 1/1/00                                5,144,048
    3,885,000   Cook County, IL, Municipal Trust
                  Receipts, Series SG-7, MBIA insured,
                  3.32% V/R, 11/15/23                          3,885,000
      860,000   Illinois Development Finance Authority
                  IDR, 164 North Wacker Drive, 3.85%
                  V/R, 12/1/15                                   860,000
   15,000,000   Illinois Development Finance Authority,
                  PCR Bonds, Illinois Power Co. Project,
                  Series C, Canadian Imperial Bank, LOC
                  TCF Bank Wisconsin, 3.00%, 11/1/28,
                  mandatory put 8/26/99 @ 100                 15,000,000
    6,400,000   Illinois EFA RV, John F. Kennedy Health
                  Care, LaSalle National Bank, LOC,
                  3.25%, 12/1/25, mandatory put
                  2/2/00 @ 100                                 6,400,000
    2,600,000   Illinois Health Facilities Authority RV,
                  Elmhurst Memorial Hospital, Series B,
                  Rabobank Nederland, LOC, 3.40% V/R,
                  1/1/20                                       2,600,000
   10,000,000   Illinois Health Facilities Authority,
                  Health Care RV, Evanston Hospital
                  Corp., 3.70%, 8/15/30, mandatory put
                  7/15/99 @ 100                               10,000,000
    8,700,000   Illinois Health Facilities Authority,
                  Health Care RV, Condell Memorial
                  Hospital, First National Bank of
                  Chicago, LOC, 3.50% V/R, 11/1/05             8,700,000
    2,500,000   Illinois State, GO RV, 4.60%, 2/1/00           2,526,213
    2,310,000   Illinois State, GO RV, 6.40%, 6/1/99           2,310,000
    6,800,000   Lombard, IL, IDR, 2500 Highland Avenue,
                  Mid-America Federal Savings & Loan,
                  LOC, 3.65% V/R, 12/1/06                      6,800,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
   13,170,000   Lombard, IL, MFHR Bonds, Clover Creek
                  Apartments, Remarketed 12/15/98,
                  Continental Casualty Surety Bond, LOC,
                  3.55%, 12/15/06, mandatory put
                  12/15/99 @ 100                          $   13,170,000
    5,200,000   Mount Morris, IL, Housing RV, Brethren
                  Home Project, La Salle National Bank,
                  Chicago, LOC, 3.25% V/R, 6/1/27              5,200,000
    2,000,000   South Barrington, IL, GO Bonds, Cook
                  County, Harris Trust, LOC, 3.25% V/R,
                  12/1/15                                      2,000,000
    4,100,000   Springfield, IL, Transportation RV, GTD
                  by Allied Signal, 3.40% V/R, 10/15/16        4,100,000
                                                          --------------

TOTAL ILLINOIS                                               108,454,303
                                                          --------------
 INDIANA (3.0%)
    5,000,000   Indiana Bond Bank, Construction Loan
                  Program Notes, 4.13%, 8/1/99                 5,009,189
    2,300,000   Indiana Health Facilities Financing
                  Authority, Health Care RV Capital
                  Access Designated Pool Project,
                  Comerica Bank, LOC, 3.30% V/R, 12/1/02       2,300,000
    5,330,000   Indiana Health Facilities Financing
                  Authority, Hospital RV, Clarian Health
                  Partners, Inc., Series A, 6.00%,
                  2/15/00                                      5,438,671
    4,865,000   Indiana State Development Financial
                  Authority, Educational Facilities RV,
                  Lutheran Project, First of America,
                  LOC, 3.35% V/R, 10/1/17                      4,865,000
    3,470,000   Indianapolis, IN, Industrial Economic
                  Development, Health Care RV, Visiting
                  Nurse Service Foundation, First of
                  America Bank, LOC, 3.40% V/R, 3/1/13         3,470,000
   10,000,000   Indianapolis, IN, Local Public Important
                  Bond Bank RV, Series G, 3.50%, 8/15/99      10,010,060
                                                          --------------

TOTAL INDIANA                                                 31,092,920
                                                          --------------
 IOWA (3.3%)
    4,600,000   Des Moines, IA, IDA RV, Grand Office
                  Park, GTD by Principal Mutual Life,
                  3.80% V/R, 4/1/15                            4,600,000
   10,700,000   Iowa Finance Authority, Health Care RV,
                  Burlington Medical Center, FSA
                  insured, 3.30% V/R, 6/1/27                  10,700,000
    3,500,000   Iowa Higher Educational Facilities Loan
                  Authority RV, Revenue Anticipation
                  Note, Morningside Project, Series G,
                  3.5%, 5/24/00                                3,504,963
    4,635,000   Iowa State School Cash Anticipation
                  Program, Class A, FSA insured, 4.50%,
                  6/25/99                                      4,637,556

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    4,900,000   Mason City, IA, IDA RV, Supervalu Inc.
                  Project, Wachovia Bank, LOC, 3.35%
                  V/R, due 9/1/14                         $    4,900,000
    6,000,000   Urbandale, IA, IDA RV, Interstate Acres
                  L.P. Project, GTD by Principal Mutual
                  Life Insurance, 3.45% V/R, 12/1/14           6,000,000
                                                          --------------

TOTAL IOWA                                                    34,342,519
                                                          --------------
 KANSAS (0.4%)
    2,660,000   Lawrence, KS, GO Bonds, 3.45%, 10/1/99         2,660,000
    1,200,000   Prairie Village, KS, MFHR Bonds, J.C.
                  Nichols Co. Project, GTD by Principal
                  Mutual Life Insurance, 3.80% V/R,
                  12/1/15                                      1,200,000
                                                          --------------

TOTAL KANSAS                                                   3,860,000
                                                          --------------
 KENTUCKY (3.1%)
   10,000,000   Jefferson County, KY, Board Education,
                  Revenue Anticipation Notes, Series N,
                  3.66%, 6/30/99                              10,000,153
    6,800,000   Kentucky Asset/Liability Commission,
                  General Fund RV, 3.50%, 11/1/99              6,815,216
    1,900,000   Kentucky Infrastructure Authority Bond
                  Anticipation Notes, Governmental
                  Agencies, Series A, 3.55% V/R, 6/30/00       1,900,000
    3,000,000   Kentucky State Turnpike Authority,
                  Economic Developement RV,
                  Revitalization Project, 7.38%,
                  5/15/07,
                  P/R 5/15/00 @ 101.5                          3,166,886
    7,745,000   Kentucky State, Turnpike Authority
                  Resource Recovery Road RV Series 17,
                  FSA insured, 3.40% V/R, 7/1/03               7,745,000
    3,000,000   Mayfield, KY, Multi-City Lease RV, PNC
                  Bank, LOC, 3.40% V/R, 7/1/26                 3,000,000
                                                          --------------
TOTAL KENTUCKY                                                32,627,255
                                                          --------------
 LOUISIANA (1.5%)
    1,535,000   Louisiana Public Facilities Authority
                  RV, Series B, Guaranteed Insurance
                  Contract American International Group,
                  3.35%, 10/25/99                              1,535,000
    1,980,000   Louisiana Public Facilities Authority
                  RV, Series D, Guaranteed Insurance
                  Contract American International Group,
                  3.35%, 10/25/99                              1,980,000
   10,000,000   Natchitoches Parish, LA, Trust Joist
                  Corp. Project, Wachovia, LOC, 3.40%
                  V/R, 10/1/00                                10,000,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    2,500,000   Plaquemines, LA, Port Harbor & Term
                  District Port Facilities Revenue,
                  Transportation RV, International
                  Marine Term Project, Series A,
                  Kredietbank NV, LOC, 3.05%, 3/15/06,
                  optional put 3/15/00 @ 100              $    2,500,000
                                                          --------------

TOTAL LOUISIANA                                               16,015,000
                                                          --------------
 MARYLAND (3.3%)
   15,000,000   Howard County, MD, MFHR Bonds, Sherwood
                  Crossing Limited Project, Guardian
                  Savings & Loan, LOC, 3.85%, 6/1/15,
                  mandatory put 6/1/00 @ 100                  15,000,000
    5,805,000   Howard County, MD, MFHR Bonds, Sherwood
                  Crossing Limited Project, Guardian
                  Savings & Loan, LOC, 3.85%, 6/1/15,
                  mandatory put 6/1/00 @ 100                   5,805,000
   11,390,000   Maryland State Community Development
                  Administration Department, Housing &
                  Community Development RV, Series A,
                  3.05%, 1/14/00                              11,390,000
    2,500,000   Maryland State, Industrial EDA RV,
                  Johnson Controls, Inc., LOC, 3.60%
                  V/R, 12/1/03                                 2,500,000
                                                          --------------

TOTAL MARYLAND                                                34,695,000
                                                          --------------
 MASSACHUSETTS (2.9%)
   15,070,000   Massachusetts State Housing Finance
                  Agency, Housing RV, Series A10, MBIA
                  insured, 3.35% V/R, 6/1/14                  15,070,000
   15,000,000   Massachusetts State, Health & Education
                  Facilities Authority RV, Boston
                  University, Series H, Landesbank
                  Hessen-Thuerngen, LOC, 3.00%, 12/1/29,
                  mandatory put 8/25/99 @ 100                 15,000,000
                                                          --------------

TOTAL MASSACHUSETTS                                           30,070,000
                                                          --------------
 MICHIGAN (2.0%)
    5,000,000   Detroit, MI, GO Limited Notes, SD, State
                  School Aid Notes, 4.50%, 7/1/99              5,003,368
   11,335,000   Grand Rapids, MI, Water Supply RV, FGIC
                  insured, 3.45%, 1/1/15, optional put
                  11/4/99 @ 100                               11,335,000
    1,800,000   Michigan State, Hospital Finance
                  Authority RV, Hospital Equipment Loan
                  Program, Series A, First of America,
                  LOC, 3.45% V/R, 12/1/23                      1,800,000

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    3,100,000   Michigan State, Hospital Financial
                  Authority RV, Hospital Equipment Loan
                  Program, Series A, First of America,
                  LOC, 3.45% V/R, 12/1/23                 $    3,100,000
                                                          --------------

TOTAL MICHIGAN                                                21,238,368
                                                          --------------
 MINNESOTA (5.9%)
    5,000,000   Crystal, MN, MFHR Bonds, Crystal
                  Apartments L.P. Project, LOC FHLB,
                  3.40% V/R, 5/1/27                            5,000,000
    1,000,000   Hennepin County, MN, GO Bonds, Series A,
                  4.13%, 12/1/99                               1,005,556
    4,900,000   Mankato, MN, MFHR Bonds, Highland Hills
                  Project, First Bank, LOC, 3.40% V/R,
                  5/1/27                                       4,900,000
    6,100,000   Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series A, Guaranteed
                  by U.S. Government Securities, 7.10%,
                  3/1/12, P/R 3/1/00 @ 102                     6,402,399
   12,000,000   Minnesota SD Tax & Aid Anticipation
                  Borrowing Program Certificates, Aid
                  Anticipation Certificates
                  Indebentures, Series B, 3.63%, 8/27/99      12,007,109
    6,265,000   Minnesota SD Tax & Aid Anticipation
                  Borrowing Program Certificates, Aid
                  Anticipation Certificates
                  Indebentures, Series A, 3.00%, 2/3/00        6,265,000
    2,465,000   Minnesota SD Tax & Aid Anticipation
                  Borrowing Program Certificates, Aid
                  Anticipation Certificates
                  Indebentures, Series A, 3.67%, 8/20/99       2,465,000
   10,000,000   Minnesota SD Tax & Aid Anticipation
                  Borrowing Program, COP, Tax
                  Anticipation Certificates
                  Indebentures, Series B, 2.95%, 2/24/00      10,000,000
    4,000,000   Minnesota State HFA, SFM RV, Series G,
                  3.65%, 7/1/22, mandatory put
                  8/9/99 @ 100                                 4,000,000
    1,635,000   St. Paul, MN, Housing & Redevelopment
                  Authority Commercial Development RV,
                  Park Development Association Project,
                  First Star Milwaukee, LOC, 3.45% V/R,
                  12/1/15                                      1,635,000
    5,800,000   St. Paul, MN, Housing & Redevelopment
                  Authority, Utilities RV, Remarketed
                  1/3/94, Credit Local De France, LOC,
                  3.40% V/R, 12/1/12                           5,800,000
    1,000,000   St. Paul, MN, Port Authority IDR, Texas
                  Project, Series A, U.S. Bank N.A.,
                  LOC, 3.40% V/R, 6/1/10                       1,000,000
                                                          --------------

TOTAL MINNESOTA                                               60,480,064
                                                          --------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 MISSOURI (3.2%)
   10,625,000   Kansas City, MO, IDA RV, Ewing Marion
                  Kauffman, Series A, 3.35% V/R, 4/1/27   $   10,625,000
   15,070,000   Kansas City, MO, IDA, MFHR Bonds, Coach
                  House II Project, GTD by Principal
                  Mutual Life Insurance, 3.80% V/R,
                  12/1/15                                     15,070,000
    2,200,000   Kansas City, MO, IDA, MFHR Bonds, JC
                  Nichols Co. Project, GTD by Principal
                  Mutual Life Insurance, 3.80% V/R,
                  5/1/15                                       2,200,000
    2,500,000   Missouri State Health & Educational
                  Facilities Authority RV, Series G,
                  3.50%, 4/29/00                               2,506,164
    2,500,000   Missouri State Health & Educational
                  Facilities Authority RV, Series H,
                  3.50%, 4/29/00                               2,506,164
      100,000   Missouri State, HEHFA RV, St. Francis
                  Medical Center, Series A, Credit Local
                  de France, LOC, 3.30% V/R, 6/1/26              100,000
                                                          --------------

TOTAL MISSOURI                                                33,007,328
                                                          --------------
 MONTANA (2.2%)
    1,610,000   Montana State Board of Investments,
                  Municipal Finance Construction,
                  Intercap Program RV, 3.05%, 3/1/01,
                  optional put 3/1/00 @ 100                    1,610,000
    7,200,000   Montana State Board of Investments,
                  Municipal Finance Construction,
                  Intercap Program RV, 3.05%, 3/1/09,
                  optional put 3/1/00 @ 100                    7,200,000
   10,000,000   Montana State Board of Investments,
                  Municipal Finance Construction,
                  Intercap Program RV, 3.05%, 3/1/18,
                  optional put 3/1/00 @ 100                   10,000,000
    4,500,000   Montana State, Tax & Revenue
                  Anticipation Notes, 3.50%, 6/30/99           4,500,077
                                                          --------------

TOTAL MONTANA                                                 23,310,077
                                                          --------------
 NEBRASKA (0.2%)
    1,900,000   Norfolk, NE, IDA RV, Supervalu Inc.
                  Project, Wachovia Bank of Georgia,
                  LOC, 3.35% V/R, 11/1/14                      1,900,000
                                                          --------------
 NEVADA (1.5%)
    6,500,000   Clark County, NV, GO Bonds, FGIC
                  insured, 6.90%, 9/1/99                       6,560,233
    3,775,000   Henderson, NV, Health Care Facilities
                  RV, PT 134, AMBAC insured, 3.32% V/R,
                  7/1/20                                       3,775,000

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    5,000,000   Nevada State, LTGO Bonds, Trust
                  Receipts, Series 36 D, FGIC insured,
                  3.40% V/R, 11/1/25                      $    5,000,000
                                                          --------------

TOTAL NEVADA                                                  15,335,233
                                                          --------------
 NEW JERSEY (1.8%)
   16,625,000   Hudson County, NJ, COP, Series A9-Reg D,
                  MBIA insured, 3.20%, 12/1/21, Optional
                  Put 8/2/99 @ 100                            16,625,000
    2,400,000   New Jersey State, EFA RV, Series SG 48,
                  MBIA insured, 3.27% V/R, 7/1/26              2,400,000
                                                          --------------

TOTAL NEW JERSEY                                              19,025,000
                                                          --------------
 NEW MEXICO (1.7%)
    2,450,000   Bloomfield, NM, GO Bonds, Series A, La
                  Salle National Bank, LOC, 3.45% V/R,
                  11/15/10                                     2,450,000
    2,710,000   Espanola, NM, Health Care Revenue Bonds,
                  Series A, La Salle National Bank, LOC,
                  3.45% V/R, 11/15/10                          2,710,000
    7,995,000   Farmington, NM, PCR RV, AMBAC insured,
                  3.32% V/R, 12/1/16                           7,995,000
    2,010,000   New Mexico Mortgage Finance Authority,
                  SFM RV, Issue 2, 3.05%, 8/3/99               2,010,000
    1,000,000   New Mexico State, Severance Tax RV,
                  Series B, 5.00%, 7/1/99                      1,001,058
    1,735,000   Silver City, NM, GO Bonds, Series A, La
                  Salle National Bank, LOC, 3.45% V/R,
                  11/15/10                                     1,735,000
                                                          --------------

TOTAL NEW MEXICO                                              17,901,058
                                                          --------------
 NEW YORK (12.5%)
    3,900,000   New York State Dormitory Authority RV,
                  Municipal Securities Receipts, Series
                  CMC2B, 3.40% V/R, 2/1/07                     3,900,000
    5,200,000   New York State Dormitory Authority RV,
                  Municipal Securities Receipts, Series
                  CMC1B, AMBAC insured, 3.40% V/R,
                  2/15/08                                      5,200,000
    3,900,000   New York State Dormitory Authority RV,
                  Municipal Securities Receipts, Series
                  CMC2A, 3.40% V/R, 2/1/06                     3,900,000
    6,995,000   New York State Dormitory Authority RV,
                  Series PA 434, FSA insured, 3.32% V/R,
                  5/15/15                                      6,995,000
   11,335,000   New York State Dormitory Authority RV,
                  Series PPA 424, AMBAC insured, 3.32%
                  V/R, 8/1/32                                 11,335,000
    8,425,000   New York State Dormitory Authority RV,
                  Series PPA 428, FSA insured, 3.32%
                  V/R, 2/15/28                                 8,425,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    2,500,000   New York State LOC Government Assistance
                  Corp., RV, Series SG 99, AMBAC
                  insured, 3.32% V/R, 4/1/11              $    2,500,000
    3,075,000   New York State Medical Care Facilities
                  Finance Agency, Health Care RV, Class
                  A Certificates, Series F, FHA insured,
                  3.32% V/R, 2/15/27                           3,075,000
    6,500,000   New York State Medical Care Facilities
                  Finance Agency, Health Care RV, FHA
                  insured, 3.10%, 2/15/05, mandatory put
                  8/12/99 @ 100                                6,500,000
    6,545,000   New York State Medical Care Facilities
                  Finance Agency, Health Care RV, FHA
                  insured, 3.10% V/R, 2/15/05, mandatory
                  put 8/12/99 @ 100                            6,545,000
    8,510,000   New York State Medical Care Facilities
                  Finance Agency, Health Care RV, Credit
                  Suisse, LOC, 3.10% V/R, 2/1/13,
                  mandatory put 8/12/99 @ 100                  8,510,000
    3,000,000   New York State, Environmental Quality,
                  Series G, 3.00%, 2/1/18, LOC West
                  Deutsche Landesbank, 3.00%, 2/1/18,
                  mandatory put 12/8/99 @ 100                  3,000,000
   17,240,000   New York State, Urban Development Corp.
                  RV, Series PT 147, Hypo Bayerische
                  Bank, LOC, 3.05%, 7/1/16                    17,240,000
   11,995,000   New York, NY, City Municipal Water
                  Finance Authority, Water & Sewer RV,
                  Series PA 444, FGIC insured, 3.32%
                  V/R, 6/15/30                                11,995,000
   10,200,000   New York, NY, City Transitional Finance
                  Authority RV, Future Tax Secd Series
                  A, 3.25% V/R, 11/15/28                      10,200,000
    3,895,000   New York, NY, Floats, Series PA 278, GTD
                  by Merrill Lynch, 3.43% V/R, 8/1/12          3,895,000
   11,985,000   New York, NY, Floats, Series PT 1038,
                  MBIA insured, 3.34% V/R, 8/1/16             11,985,000
    3,290,000   Triborough Bridge & Tunnel Authority,
                  NY, Transportation RV, PA 200,
                  Guaranteed by Merrill Lynch Capital
                  Services, 3.32% V/R, 1/1/12                  3,290,000
                                                          --------------

TOTAL NEW YORK                                               128,490,000
                                                          --------------
 NORTH CAROLINA (0.3%)
    3,000,000   Person County, NC, Industrial Facilities
                  & Pollution Control Financing
                  Authority, PCR Bonds, GTD by Carolina
                  Power & Light Co., 3.35% V/R, 11/1/19        3,000,000
                                                          --------------
 NORTH DAKOTA (0.1%)
    1,500,000   Bismarck, ND, IDA RV, Supervalu Inc.
                  Project, Wachovia Bank & Trust, LOC,
                  3.35% V/R, 4/1/09                            1,500,000
                                                          --------------

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 OHIO (1.8%)
    6,700,000   Cincinnati, OH, GO Bonds, 4.38%, 12/1/99  $    6,746,096
    1,650,000   Erie County, OH, GO Bonds, 4.25%, 6/1/99       1,650,000
    1,000,000   Franklin County, OH, Convention
                  Facilities Authority RV, Tax & Lease
                  Revenue Anticipation Bonds, MBIA
                  insured, 6.70%, 12/1/99                      1,018,375
    5,200,000   Hamilton County, OH, IDA RV, Community
                  Urban Redevelopment Project, National
                  Westminster, LOC, 3.45% V/R, 10/15/12        5,200,000
    4,400,000   Wooster, OH, IDA RV, Allen Group, Inc.,
                  National Bank of Detroit, LOC, 3.50%
                  V/R, 12/1/10                                 4,400,000
                                                          --------------

TOTAL OHIO                                                    19,014,471
                                                          --------------
 OKLAHOMA (1.1%)
    2,625,000   Oklahoma County, IDA RV, Carbon Office,
                  FGIC insured, 3.50% V/R, 12/1/14             2,625,000
    2,615,000   Oklahoma County, OK, Finance Authority,
                  IDA RV, Perrine Office Project, FGIC
                  insured, 3.50% V/R, 12/1/14                  2,615,000
    6,000,000   Oklahoma State, Water Reserve Board
                  State Loan Program RV, AMBAC insured,
                  2.95%, 9/1/24, optional put 9/1/99 @
                  100                                          6,000,000
                                                          --------------
TOTAL OKLAHOMA                                                11,240,000
                                                          --------------
 OREGON (1.4%)
   15,000,000   Oregon State Health Housing Educational
                  & Cultural Facilities Authority,
                  Quatama Crossing Housing Project, US
                  Bank N.A., LOC, 3.25% V/R, 1/1/31           15,000,000
                                                          --------------
 PENNSYLVANIA (1.8%)
    1,000,000   Berks County, PA, IDA RV, GTD by CNA
                  Insurance, 3.80% V/R, 7/1/16                 1,000,000
    1,100,000   Butler County, PA, IDA, PCR Bonds,
                  Pennzoil Co. Project, Mellon Bank,
                  LOC, 3.75% V/R, 12/1/12                      1,100,000
    5,245,000   Chartiers Valley, PA, Industrial &
                  Commercial Development Authority, IDA
                  RV, GTD by ADP, Inc., 3.89% V/R,
                  11/15/17                                     5,245,000
    2,590,000   Pennsylvania Intergovernmental Coop.
                  Authority, Special Tax RV, MBIA
                  insured, 3.32% V/R, 6/15/23                  2,590,000
    3,400,000   Quakertown, PA, Health Care RV, Hospital
                  Group Pooled Financing, Series A, PNC
                  Bank, LOC, 3.45% V/R, 7/1/26                 3,400,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    5,500,000   Quakertown, PA, Health Care RV, Hospital
                  Group Pooled Financing, PNC Bank LOC,
                  3.45% V/R, 7/1/05                       $    5,500,000
                                                          --------------

TOTAL PENNSYLVANIA                                            18,835,000
                                                          --------------
 SOUTH CAROLINA (3.7%)
   19,900,000   Piedmont Municipal Power Agency, SC,
                  Electric RV, Series B, MBIA insured,
                  3.30% V/R, 1/1/19                           19,900,000
    4,485,000   South Carolina Housing Finance &
                  Development Authority, Mortgage RV,
                  Series A, 3.65%, 7/1/32, mandatory put
                  7/1/99 @ 100                                 4,485,000
    5,855,000   South Carolina State Public Service
                  Authority, Utilities RV, FGIC insured,
                  3.32% V/R, 1/1/23                            5,855,000
    8,355,000   South Carolina State, Public Service
                  Authority RV, Series SG-2, MBIA
                  insured, 3.32% V/R, 7/1/21                   8,355,000
                                                          --------------

TOTAL SOUTH CAROLINA                                          38,595,000
                                                          --------------
 SOUTH DAKOTA (1.0%)
   10,020,000   South Dakota Housing Development
                  Authority, P-Floats-PT-73, Merrill
                  Lynch Guaranteed, 3.32% V/R, 5/1/13         10,020,000
                                                          --------------
 TENNESSEE (0.2%)
    2,235,000   Memphis, TN, GO Bonds, Capital Outlay
                  Notes, 5.50%, 7/1/99                         2,238,336
                                                          --------------
 TEXAS (6.3%)
    1,735,000   Austin, TX, Utilities System RV, 11.13%,
                  11/15/09                                     1,797,199
   15,190,000   Austin, TX, Utilities System RV, Series
                  G, AMBAC insured, 3.32% V/R, 11/15/11       15,190,000
    1,100,000   Bexar County, TX, Housing Finance Corp.,
                  MFHR Bonds, Creightons Mill
                  Development Project, Series A, GTD by
                  New England Mutual Life Insurance Co.,
                  3.45% V/R, 8/1/06                            1,100,000
    4,950,000   Bexar County, TX, Housing Finance Corp.,
                  MFHR Bonds, Park Hill Development
                  Project, Series B, GTD by New England
                  Mutual Life Insurance Co., 3.45% V/R,
                  6/1/05                                       4,950,000
    5,290,000   Harris County, TX, Housing Finance
                  Corp., MFHR Bonds, Arbor II Limited
                  Project, Guardian Savings & Loan, LOC,
                  3.95%, 10/1/05, mandatory put 10/1/99
                  @ 100                                        5,290,000
    3,770,000   Houston, TX, Water & Sewer Systems RV,
                  Municipal Trust Receipts, Series SG
                  120, FGIC insured, 3.32% V/R, 12/1/23        3,770,000

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    1,705,000   San Antonio, TX, Electric & Gas RV,
                  Series A, 4.25%, 2/1/00                 $    1,718,943
      920,000   Tarrant County, TX, MFHR Bonds, SF
                  Apartments Project, Suntrust Bank,
                  Nashville, LOC, 3.35% V/R, 11/1/17             920,000
    2,420,000   Texas Municipal Power Agency RV, FGIC
                  insured, 7.00%, 9/1/02, P/R 9/1/99 @
                  102                                          2,458,314
    3,000,000   Texas State Department of Housing and
                  Community Affairs, SFM RV, Series PT
                  136, MBIA insured, 3.37% V/R, 3/1/17         3,000,000
   25,000,000   Texas State, Tax & Revenue Anticipation
                  Note, 4.50%, 8/31/99                        25,095,066
                                                          --------------
TOTAL TEXAS                                                   65,289,522
                                                          --------------
 UTAH (0.7%)
    4,240,000   Davis County, UT, MFHR Bonds, Fox Creek
                  Apartments, Series A, 3.35% V/R,
                  8/15/27                                      4,240,000
    3,140,000   Jordan, UT, GO Bonds, SD, School Board
                  Guaranty, 5.00%, 6/15/99                     3,142,433
                                                          --------------

TOTAL UTAH                                                     7,382,433
                                                          --------------
 VIRGINIA (1.2%)
   10,000,000   Harrisonburg, VA, MFHR Bonds, Rolling
                  Brook Village Apartments, Series A,
                  Guardian Savings & Loan, LOC, 3.20%,
                  2/1/26, mandatory put 2/1/00 @ 100          10,000,000
    2,000,000   Virginia State, Public School Authority
                  RV, School Financing, Series I, 4.25%,
                  8/1/99                                       2,004,079
                                                          --------------

TOTAL VIRGINIA                                                12,004,079
                                                          --------------
 WASHINGTON (3.6%)
    5,800,000   Port Seattle, WA, IDA RV, Sysco Food
                  Services Project, 3.35% V/R, 11/1/25         5,800,000
    7,900,000   Washington Public Power Supply System,
                  Power RV, Nuclear Project #1,
                  Municipal Securities Trust Receipts,
                  Series CMC2, AMBAC insured, 3.50% V/R,
                  7/1/07                                       7,900,000
    1,000,000   Washington Public Power Supply System,
                  Power RV, Nuclear Project #3, Series
                  13, MBIA insured, 3.32% V/R, 7/1/15          1,000,000
    3,000,000   Washington Public Power Supply System,
                  Power RV, Nuclear Project #1, MBIA
                  insured, 3.37% V/R, 7/1/17                   3,000,000
    4,635,000   Washington Public Power Supply System,
                  Power RV, Nuclear Project #3, BIG
                  insured, 6.00%, 7/1/18, P/R 7/1/99 @
                  100                                          4,645,726

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    9,900,000   Washington Public Power Supply, System
                  Nuclear Project #2, Power RV, AMBAC
                  insured, 3.50% V/R, 7/1/07              $    9,900,000
    3,315,000   Washington State Housing Finance
                  Commission, Nonprofit Housing RV,
                  Christa, Series B, 3.35% V/R, 7/1/11         3,315,000
    2,205,000   Washington State, Health Care Facilities
                  Authority RV, Childrens Hospital &
                  Regional Medical Center, FSA insured,
                  4.00%, 10/1/99                               2,212,198
                                                          --------------

TOTAL WASHINGTON                                              37,772,924
                                                          --------------
 WISCONSIN (4.6%)
    1,000,000   Beloit & Rock County, WI, IDA RV, GTD by
                  CPC International, 4.96% V/R, 4/1/19         1,000,000
    1,500,000   Brookfield, WI, GO Bonds, Promissary
                  Note, 5.25%, 12/1/99                         1,516,604
    1,405,000   Johnson Controls, Inc., Tax-Exempt Bond,
                  Grantor Trust, Wachovia Corp., LOC,
                  4.25% V/R, 10/1/01                           1,405,000
    2,500,000   Kenosha, WI, TRANS, 4.00%, 6/30/99             2,500,671
    6,535,000   Kenosha, WI, Union SD # 001, Tax &
                  Anticipation Promissory Notes, 3.38%,
                  9/28/99                                      6,535,000
   12,000,000   Oshkosh, WI, Area SD, Tax and Revenue
                  Anticipation Promissory Notes, 4.00%,
                  8/24/99                                     12,012,118
    1,000,000   Pulaski, WI, Community SD, GO Bonds,
                  4.70%, 3/1/00                                1,012,127
   10,000,000   Racine, WI, Union SD, EFA RV, 4.00%,
                  7/7/99                                      10,004,113
    8,295,000   Wisconsin State Health Facilities
                  Authority Revenue Bonds, Toronto
                  Dominion Bank, LOC, 3.35% V/R, 1/1/16        8,295,000
    3,475,000   Wisconsin State, HEHFA RV, Series PA
                  183, MBIA insured, 3.32% V/R, 8/15/17        3,475,000
                                                          --------------

TOTAL WISCONSIN                                               47,755,633
                                                          --------------
 WYOMING (0.1%)
    1,000,000   Green River, WY, PCR Bonds, Allied Corp.
                  Project, GTD by Allied Signal Corp.,
                  4.39% V/R, 12/1/12                           1,000,000
                                                          --------------

TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (100.0%)
                                                          $1,037,175,358
                                                          --------------
                                                          --------------

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 NOTES TO SCHEDULES OF INVESTMENTS                                  MAY 31, 1999

--------------------------------------------------------------------------------

(A) Annualized yields at time of purchase.

ABBREVIATIONS

AMBAC      American Municipal Bond Assurance Corporation
COP        Certificate of Participation
EDA        Economic Development Authority
EFA        Educational Facilities Authority
FFCB       Federal Farm Credit Bank
FGIC       Financial Guaranty Insurance Company
FHA        Federal Housing Authority
FHLB       Federal Home Loan Bank
FHLMC      Federal Home Loan Mortgage Corporation
FMAC       Federal Agricultural Mortgage Corporation
FNMA       Federal National Mortgage Association
GO         General Obligation
GTD        Guaranteed
HEHFA      Higher Education & Health Facilities Authority
HFA        Housing Finance Authority
IDA        Industrial Development Authority
LOC        Letter of Credit
MBIA       Municipal Bond Insurance Association
MFHR       Multi Family Housing Revenue
PCR        Pollution Control Revenue
P/R        Pre-refunded
RV         Revenue Bonds
SD         School District
SFM        Single Family Mortgage
SLMA       Student Loan Marketing Association
V/R        Variable Rate--These securities are deemed to have a
           maturity remaining until the next adjustment of the
           interest rate or the longer of the demand period or
           readjustment. The interest rates shown reflect the rate
           in effect on May 31, 1999.

                                                                 [LOGO]

                 (This page has been left blank intentionally.)

                                 ANNUAL REPORT
                                  MAY 31, 1999

                          PRIME MONEY MARKET PORTFOLIO
                             MONEY MARKET PORTFOLIO

                             CORE TRUST (DELAWARE)

 INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

           To the Board of Trustees and Partners
           Core Trust (Delaware)

               We have audited the accompanying statements of assets and liabilities of two portfolios of Core Trust (Delaware), Prime Money Market Portfolio and Money Market Portfolio, (collectively, the "Portfolios"), including the schedules of investments, as of May 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period from August 23, 1997 (commencement of operations) to May 31, 1998. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

               We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of May 31, 1999, the results of their operations, changes in their net assets and financial highlights for each of the years or periods indicated in the first paragraph above, in conformity with generally accepted accounting principles.

                                                         /s/ KPMG LLP

           Boston, Massachusetts
           July 16, 1999

                                                           CORE TRUST (DELAWARE)

 STATEMENTS OF ASSETS AND LIABILITIES                               MAY 31, 1999

--------------------------------------------------------------------------------

                                                                         PRIME MONEY
                                                                            MARKET       MONEY MARKET
                                                                          PORTFOLIO       PORTFOLIO
                                                                        --------------  --------------
ASSETS
  Investments at amortized cost (Note 2)..............................  $3,751,307,480  $2,727,375,137
  Cash................................................................       2,488,892       1,777,386
  Receivable for investments sold.....................................               -      29,792,500
  Receivable for dividends, interest and other receivables............      12,476,960       9,202,371
  Organization costs, net of amortization (Note 2)....................           9,627           9,627
                                                                        --------------  --------------
TOTAL ASSETS..........................................................   3,766,282,959   2,768,157,021
                                                                        --------------  --------------

LIABILITIES
  Payable to custodian (Note 3).......................................          33,656          25,134
  Payable to adviser (Note 3).........................................       1,070,185         238,597
  Payable to other related parties (Note 3)...........................         160,489             278
  Accrued expenses and other liabilities..............................          15,941          13,078
                                                                        --------------  --------------

TOTAL LIABILITIES.....................................................       1,280,271         277,087
                                                                        --------------  --------------

NET ASSETS............................................................  $3,765,002,688  $2,767,879,934
                                                                        --------------  --------------
                                                                        --------------  --------------

See Notes to Financial Statements                          CORE TRUST (DELAWARE)

 STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED MAY 31, 1999

--------------------------------------------------------------------------------

                                                                         PRIME MONEY
                                                                           MARKET       MONEY MARKET
                                                                          PORTFOLIO      PORTFOLIO
                                                                        -------------   ------------
INVESTMENT INCOME
  Interest income (Note 2)............................................  $197,103,552    $150,826,716
                                                                        -------------   ------------
EXPENSES
  Advisory (Note 3)...................................................    12,130,849       3,761,486
  Administration (Note 3).............................................     1,832,945       1,400,619
  Custody (Note 3)....................................................       381,589         295,124
  Accounting (Note 3).................................................        87,500          86,500
  Legal...............................................................        14,498          11,509
  Audit...............................................................        23,734          21,591
  Trustees............................................................         6,869           5,246
  Amortization of organization costs (Note 2).........................         3,036           3,036
  Miscellaneous.......................................................        40,106          15,287
                                                                        -------------   ------------
TOTAL EXPENSES........................................................    14,521,126       5,600,398
  Fees waived and expenses reimbursed (Note 4)........................        (1,419)     (2,360,589)
                                                                        -------------   ------------
NET EXPENSES..........................................................    14,519,707       3,239,809
                                                                        -------------   ------------
NET INVESTMENT INCOME.................................................   182,583,845     147,586,907
NET REALIZED GAIN FROM INVESTMENTS....................................        36,033          27,280
                                                                        -------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................  $182,619,878    $147,614,187
                                                                        -------------   ------------
                                                                        -------------   ------------

See Notes to Financial Statements                          CORE TRUST (DELAWARE)

                                               FOR THE PERIOD ENDED MAY 31, 1998
STATEMENTS OF CHANGES IN NET ASSETS              AND THE YEAR ENDED MAY 31, 1999
--------------------------------------------------------------------------------

                                                                          PRIME MONEY
                                                                            MARKET        MONEY MARKET
                                                                           PORTFOLIO        PORTFOLIO
                                                                        ---------------  ---------------
NET ASSETS -- AUGUST 23, 1997 (COMMENCEMENT OF OPERATIONS)............  $             -  $             -
                                                                        ---------------  ---------------
OPERATIONS
  Net investment income...............................................      117,637,986       95,111,701
  Net realized loss from investments..................................          (42,987)         (21,885)
                                                                        ---------------  ---------------
      Increase in net assets resulting from operations................      117,594,999       95,089,816
                                                                        ---------------  ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions (Note 5)..............................................    5,373,694,156    4,410,026,378
  Withdrawals.........................................................   (2,352,537,164)  (2,132,747,532)
                                                                        ---------------  ---------------
      Net increase from transactions in investors' beneficial
       interests......................................................    3,021,156,992    2,277,278,846
                                                                        ---------------  ---------------
NET INCREASE IN NET ASSETS............................................    3,138,751,991    2,372,368,662
                                                                        ---------------  ---------------
NET ASSETS -- MAY 31, 1998............................................    3,138,751,991    2,372,368,662
                                                                        ---------------  ---------------
OPERATIONS
  Net investment income...............................................      182,583,845      147,586,907
  Net realized gain from investments..................................           36,033           27,280
                                                                        ---------------  ---------------
      Increase in net assets resulting from operations................      182,619,878      147,614,187
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions.......................................................    4,309,002,882    3,728,647,352
  Withdrawals.........................................................   (3,865,372,063)  (3,480,750,267)
                                                                        ---------------  ---------------
      Net increase from transactions in investors' beneficial
       interests......................................................      443,630,819      247,897,085
                                                                        ---------------  ---------------
NET INCREASE IN NET ASSETS............................................      626,250,697      395,511,272
                                                                        ---------------  ---------------
NET ASSETS -- MAY 31, 1999............................................  $ 3,765,002,688  $ 2,767,879,934
                                                                        ---------------  ---------------
                                                                        ---------------  ---------------

See Notes to Financial Statements                          CORE TRUST (DELAWARE)

 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                 RATIOS TO AVERAGE
                                                                                    NET ASSETS
                                                                        -----------------------------------
                                                                                                    NET
                                                                          NET         GROSS      INVESTMENT
                                                                        EXPENSES   EXPENSES(b)     INCOME
                                                                        --------   -----------   ----------
PRIME MONEY MARKET PORTFOLIO
  June 1, 1998 to May 31, 1999........................................    0.40%       0.40%         4.98%
  August 23, 1997(c) to May 31, 1998(a)...............................    0.40%       0.40%         5.36%

MONEY MARKET PORTFOLIO
  June 1, 1998 to May 31, 1999........................................    0.12%       0.20%         5.27%
  August 23, 1997(c) to May 31, 1998(a)...............................    0.12%       0.21%         5.64%

(a) Annualized.
(b) During the periods, various fees were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 4).
(c) Commencement of operations.

See Notes to Financial Statements                          CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Core Trust (Delaware) ("Core Trust") is organized as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"). Core Trust currently has twenty-two separate investment portfolios. These financial statements relate to Prime Money Market Portfolio and Money Market Portfolio (individually, a "Portfolio" and, collectively, the "Portfolios"), each of which is a diversified portfolio. The Portfolios commenced operations on August 23, 1997. Interests in the Portfolios are sold in private placement transactions without any sales charges to qualified investors, including open-end management investment companies.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Portfolios:

SECURITY VALUATION - Securities held by the Portfolios are valued as of 4:00 PM, Eastern Time, on each Portfolio business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

SECURITIES TRANSACTIONS AND INTEREST INCOME - Investment transactions are accounted for on the trade date, interest income is recorded on an accrual basis and includes the amortization of premium and the accretion of discount and realized gain and loss on investments sold are recorded on the basis of identified cost. The cost basis of investments for federal income tax purposes at May 31, 1999, is the same as for financial reporting purposes.

FEDERAL TAXES - The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest and gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios, regardless of whether such interest and gains have been distributed by the Portfolios.

ORGANIZATION COSTS - The costs incurred by each Portfolio in connection with its organization have been capitalized and are being amortized using the straight line method over a five year period beginning on the commencement of the Portfolios' operations.

REPURCHASE AGREEMENTS - Each Portfolio, along with certain other Norwest Advantage Funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements. The Portfolios, through their custodian, receive delivery of the underlying collateral, whose market value must always exceed the repurchase price. In the event of default, a Portfolio may have difficulties with the disposition of the collateral.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser of each Portfolio is Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"). Norwest is a subsidiary of Wells Fargo & Company. The Adviser receives an advisory fee from Core Trust with respect to Prime Money Market Portfolio and Money Market Portfolio at annual rates of 0.40% and 0.20%, respectively, of the average daily net assets for the first $300 million of average daily net assets of each Portfolio, declining to 0.32% and 0.12%, respectively, of the average daily net assets of each Portfolio in excess of $700 million.

ADMINISTRATION AND OTHER SERVICE PROVIDERS - The administrator to Core Trust is Forum Administrative Services, LLC ("FAdS"). FAdS receives an administration fee of 0.05% of the average daily net assets of each Portfolio.

Norwest also serves as the custodian for the Portfolios and receives a fee of 0.02% of the first $100 million of each Portfolio's average daily net assets, declining to 0.01% of each Portfolio's average daily net assets in excess of $200 million.

Forum Financial Services, Inc. acts as Core Trust's placement agent but receives no compensation for its services.

Forum Accounting Services, LLC provides portfolio accounting and interestholder recordkeeping services to each Portfolio.

 NOTE 4. WAIVERS OF FEES AND REIMBURSEMENT OF EXPENSES

For the year ended May 31, 1999, the Adviser voluntarily waived a portion of its advisory fees and FAdS voluntarily waived a portion of its administration fees for Money Market Portfolio in the amounts of $960,248 and $1,400,341, respectively, and FAds waived a portion of its administration fee for Prime Money Market Portfolio in the amount of $1,419. The Adviser and FAdS, at their discretion, may revise or discontinue the voluntary fee waivers at any time.

                                                           CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

 NOTE 5. REORGANIZATION

In connection with the merger and division and the contemporaneous commencement of operations of certain Portfolios on August 23, 1997, certain investors contributed all or a portion of their net assets to the Portfolios. The fair market value and tax cost basis of those contributions are as follows:

                                                                             MARKET             TAX COST
PORTFOLIO                                                                    VALUE               BASIS
----------------------------------------------------------------------  ----------------   ------------------
Prime Money Market Portfolio..........................................  $  2,699,819,155   $    2,699,819,155
Money Market Portfolio................................................     2,101,885,695        2,101,898,478

                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS                                           MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                      PRIME MONEY MARKET PORTFOLIO
------------------------------------------------------------------------
 ASSET BACKED SECURITIES (1.7%)
   23,302,548   STEERS 1998, Series A39, 4.98% V/R,
                  4/25/00(a)                              $   23,302,548
   41,305,735   WFP Tower B Finance Corp., Short-Term
                  STEERS Trust, Series A, 5.10%
                  V/R,10/8/99(a)                              41,305,735
                                                          --------------

TOTAL ASSET BACKED SECURITIES                                 64,608,283
                                                          --------------
 CERTIFICATES OF DEPOSIT (2.8%)
   30,000,000   Bayerische Landesbank, Girozentrale,
                  New York, 5.65%, 7/22/99                    30,029,050
   50,000,000   Natexis Banque SA, New York Branch,
                  5.71%, 8/3/99                               49,995,041
   25,000,000   Svenska Handelsbanken, New York, 5.65%,
                  8/10/99                                     25,035,004
                                                          --------------

TOTAL CERTIFICATES OF DEPOSIT                                105,059,095
                                                          --------------
 COMMERCIAL PAPER (57.3%)
   20,600,000   Ace Overseas Corp., 4.92%, 8/17/99(a)         20,383,220
   66,115,000   Ace Overseas Corp., 4.95%, 8/20/99(a)         65,387,734
   15,366,000   Atlantis One-Funding Corp., 4.90%,
                  8/25/99                                     15,188,223
   79,000,000   Barton Capital Corp., 4.95%, 6/1/99(a)        79,000,000
    5,411,000   Barton Capital Corp., 5.04%, 8/12/99(a)        5,356,457
    5,848,000   Barton Capital Corp., 5.06%, 6/8/99(a)         5,842,246
   15,300,000   Bavaria GLB Corp., 4.84%, 7/15/99(a)          15,209,305
   27,000,000   Bavaria GLB Corp., 4.85%, 7/1/99(a)           26,890,875
   20,000,000   Beta Finance Inc., 4.88%, 1/18/00(a)          19,373,734
   20,000,000   CC (USA), Inc., 4.87%, 8/27/99(a)             19,764,859
    7,000,000   CC (USA), Inc., 4.91%, 8/27/99(a)              6,916,939
  103,000,000   China Merchants Holdings, 5.00%, 6/1/99      103,000,000
   30,000,000   Christiania Bank, 4.88%, 1/14/00              29,076,868
    7,310,000   City of New York, NY, Bayerische
                  Landesbank Girozentale, LOC, 5.04%,
                  6/22/99                                      7,310,000
   50,000,000   Commonwealth Bank of Australia, 4.77%,
                  11/9/99                                     48,933,375
   25,000,000   Compass Securitization, 4.88%,
                  6/18/99(a)                                  24,942,389
   30,000,000   Conduit Asset Backed Securities Ltd.,
                  4.90%, 6/17/99(a)                           29,934,667
   38,313,000   Conduit Asset Backed Securities Ltd.,
                  4.90%, 7/8/99(a)                            38,120,052
   10,000,000   Conduit Asset Backed Securities Ltd.,
                  4.90%, 8/6/99(a)                             9,910,167
   18,618,000   Conduit Asset Backed Securities Ltd.,
                  4.90%, 8/30/99(a)                           18,389,930
   38,963,000   Conduit Asset Backed Securities Ltd.,
                  4.91%, 6/11/99(a)                           38,909,859
   19,198,000   CPI Funding Corp., 4.89%, 9/27/99(a)          18,890,289
   38,557,000   CPI Funding Corp., 4.90%, 8/25/99(a)          38,110,917
   58,615,000   CPI Funding Corp., 4.92%, 6/25/99(a)          58,422,743
   40,000,000   Cregem North America, 4.94%, 12/23/99         38,874,780
    8,500,000   CXC, Inc., 4.91%, 8/25/99                      8,401,460
   60,000,000   Deutsche Bank Financial, Inc., 4.85%,
                  1/21/00                                     58,108,501

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                PRIME MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   25,000,000   Dorada Corp., 4.80%, 8/4/99(a)            $   24,786,667
   50,000,000   Dorada Corp., 4.86%, 7/6/99(a)                49,764,042
   13,500,000   Dorada Corp., 4.91%, 8/16/99(a)               13,360,065
   50,000,000   Dorada Corp., 4.91%, 8/20/99(a)               49,454,445
   75,000,000   Dresdner, 4.86%, 1/4/00                       72,701,625
   60,000,000   Grand Funding Corp., 4.85%, 6/9/99(a)         59,935,333
   39,270,000   Grand Funding Corp., 4.90%, 8/27/99(a)        38,804,978
   30,000,000   K2 (USA) LLC, 4.85%, 7/13/99(a)               29,830,250
   25,000,000   KBC Trust, 4.84%, 6/14/99(a)                  24,956,306
   80,000,000   KBC Trust, 4.85%, 7/15/99(a)                  79,525,778
   69,000,000   KBC Trust, 4.99%, 8/24/99(a)                  68,196,611
   40,000,000   Lexington Parker Capital Co. LLC.,
                  4.78%, 7/20/99(a)                           39,739,756
   37,175,000   MOAT Funding LLC, 4.80%, 7/6/99(a)            37,001,517
   20,000,000   MOAT Funding LLC, 4.82%, 6/29/99(a)           19,925,022
   32,153,000   MOAT Funding LLC, 4.86%, 7/8/99(a)            31,992,396
   30,028,000   MOAT Funding LLC, 4.90%, 6/17/99(a)           29,962,606
   25,000,000   Moriarty Ltd., 4.90%, 8/19/99(a)              24,731,181
  130,000,000   Natexis US Finance Corp, 4.95%, 12/22/99     126,353,500
   85,000,000   Preferred Receivables Corp, 4.95%,
                  6/1/99                                      85,000,000
  175,000,000   Sheffield Receivables Corp., 4.95%,
                  6/1/99(a)                                  175,000,000
   35,000,000   Sigma Finance Corp., 4.80%, 8/2/99(a)         34,710,667
   30,000,000   Sigma Finance Corp., 4.85%, 10/12/99(a)       29,462,459
   60,000,000   Special Purpose Accounts Receivables
                  Cooperative Corp., 4.85%, 6/21/99(a)        59,838,333
   50,000,000   Swedbank, Inc., 4.78%, 10/4/99                49,170,140
   47,860,000   Triple A One Funding, 4.91%, 7/9/99           47,611,952
                                                          --------------

TOTAL COMMERCIAL PAPER                                     2,150,465,218
                                                          --------------
 CORPORATE NOTES (27.4%)
   10,000,000   Asset Backed Trust 1996 Series A-4,
                  4.96% V/R, 1/18/00(a)                       10,000,000
   30,000,000   Bear Stearns Cos., Inc., 5.05% V/R,
                  6/15/00                                     30,000,000
   15,000,000   Bear Stearns Cos., Inc., 5.05% V/R,
                  6/15/00                                     14,996,725
   45,000,000   Bear Stearns Cos., Inc., 5.25%, 1/18/00       45,000,000
   15,000,000   Bear Stearns Cos., Inc. 5.32% V/R,
                  11/30/99                                    15,000,000
   30,000,000   Bear Stearns Cos., Inc., 5.40% V/R,
                  11/1/99                                     30,000,000
   30,000,000   Bear Stearns Cos., Inc., Series B, 5.40%
                  V/R, 10/27/99                               30,000,000
   80,000,000   Beta Finance Inc., 4.99% V/R,
                  11/12/99(a)                                 79,971,769
   20,000,000   Bishop's Gate Residential Mortgage
                  Trust, Series 1998-2, 5.10% V/R,
                  11/22/99                                    20,000,000
   25,000,000   BRAVO Trust Series 1997-1, 5.05% V/R,
                  1/18/00(a)                                  25,000,000
    5,000,000   Caterpillar Financial Services Corp.,
                  6.25%, 1/20/00                               5,033,530
   80,000,000   CC (USA), Inc., 5.13%, 1/12/00(a)             80,000,000
   26,000,000   CC (USA), Inc., 5.14%, 1/19/00(a)             26,000,000
   50,000,000   Goldman Sachs Group, 5.76%, 1/14/00           50,173,201
   20,000,000   K2 (USA) LLC, 5.20%, 3/29/00(a)               19,996,699
   60,000,000   Key Bank, N.A, Cleveland, 5.02% V/R,
                  10/14/99                                    60,001,087
   30,000,000   Liberty Lighthouse US Capital Co., LLC,
                  4.88% V/R, 9/1/99(a)                        29,998,549

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                PRIME MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   60,000,000   Liberty Lighthouse US Capital Co., LLC,
                  4.88% V/R, 9/9/99(a)                        59,996,793
   50,000,000   Liberty Lighthouse US Capital Co., LLC,
                  4.98% V/R, 10/8/99(a)                   $   49,985,466
   80,000,000   Merrill Lynch & Co., Inc., 5.14%,
                  2/11/00                                     79,999,222
   40,000,000   Morgan Stanley Group, Inc., 5.10% V/R,
                  5/15/01                                     40,000,000
   87,500,000   Sigma Finance Corp., 5.02% V/R,
                  10/28/99(a)                                 87,500,000
   20,000,000   STEERS, Medium Term, Series 1997 A-28,
                  4.98% V/R, 9/23/99(a)                       20,000,000
   28,000,000   STEERS, Series 1998 A-40, Conti Mortgage
                  Home Equity Loan Trust, 5.01% V/R,
                  1/18/00(a)                                  28,000,000
   42,000,000   SunAmerica, Inc., 6.20%, 10/31/99             42,198,927
   20,000,000   Syndicated Loan Funding Trust, Series
                  1999-1, 5.15% V/R, 2/15/00                  20,000,000
   30,000,000   Transamerica Life Insurance & Annuity
                  Co., 5.11% V/R, 4/12/00                     30,000,000
                                                          --------------
TOTAL CORPORATE NOTES                                      1,028,851,968
                                                          --------------
 FLOATING RATE FUNDING AGREEMENTS (2.7%)
   30,000,000   Allstate Life Insurance Co., 5.10% V/R,
                  8/25/99(a)                                  30,000,000
   40,000,000   Monumental Life, 5.01% V/R, 5/15/00           40,000,000
   30,000,000   Monumental Life, 5.05% V/R, 5/15/00           30,000,000
                                                          --------------

TOTAL FLOATING RATE FUNDING AGREEMENTS                       100,000,000
                                                          --------------
 MASTER NOTES (0.3%)
   10,000,000   General Electric Co., 4.85% V/R, 6/8/99       10,000,000
                                                          --------------
 MUNICIPAL NOTES (0.3%)
    4,700,000   Durham, NC, COP, Series B, 4.83% V/R,
                  7/1/03                                       4,700,000
    1,190,000   Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                     1,190,000
      615,000   Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                       615,000
    1,065,000   Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                     1,065,000
    1,495,000   Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                     1,495,000
      570,000   Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                       570,000
      640,000   Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                       640,000
    1,100,000   Prince William County, VA, Taxable
                  Notes, Series A, Wachovia Bank of
                  North Carolina, LOC, 4.83% V/R, 3/1/17       1,100,000
                                                          --------------

TOTAL MUNICIPAL NOTES                                         11,375,000
                                                          --------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                PRIME MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
 REPURCHASE AGREEMENTS (0.6%)
   22,352,527   Merrill Lynch & Co., 4.68%, 6/1/99,
                  collateralized by $57,649,961 U.S.
                  Government Securities, 3.38%, 6/1/17,
                  with an aggregate market value of
                  $22,800,008                             $   22,352,527
                                                          --------------
 TIME DEPOSITS (6.9%)
   83,595,389   Societe Generale, Grand Cayman, 4.50%,
                  6/1/99                                      83,595,389
  175,000,000   Southtrust Bank, Grand Cayman, 4.81%,
                  6/1/99                                     175,000,000
                                                          --------------

TOTAL TIME DEPOSITS                                          258,595,389
                                                          --------------

TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (100.0%)
                                                          $3,751,307,480
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                         MONEY MARKET PORTFOLIO
------------------------------------------------------------------------
 ASSET BACKED SECURITIES (1.8%)
$  15,535,032   STEERS 1998, Series A39, 4.98% V/R,
                  4/25/00                                 $   15,535,031
   19,211,970   WFP Tower B Finance Corp., Short-Term
                  STEERS Trust, Series A, 5.10%
                  V/R,10/8/99                                 19,211,970
   14,408,977   WFP Tower B Finance Corp., Short-Term
                  STEERS Trust, Series A, 5.10%
                  V/R,10/8/99                                 14,408,977
                                                          --------------

TOTAL ASSET BACKED SECURITIES                                 49,155,978
                                                          --------------
 CERTIFICATES OF DEPOSIT (2.8%)
   20,000,000   Bayerische Landesbank, Girozentrale,
                  New York, 5.65%, 7/22/99                    20,019,366
   38,000,000   Natexis Banque SA, New York Branch,
                  5.71%, 8/3/99                               37,996,231
   18,000,000   Svenska Handelsbanken, New York, 5.67%,
                  8/10/99                                     18,025,263
                                                          --------------

TOTAL CERTIFICATES OF DEPOSIT                                 76,040,860
                                                          --------------
 COMMERCIAL PAPER (62.8%)
   75,000,000   Ace Overseas Corp., 4.78%, 7/22/99(a)         74,492,125
   25,000,000   Ace Overseas Corp., 4.85%, 8/16/99(a)         24,744,028
   25,000,000   Barton Capital Corp., 4.95%, 6/1/99(a)        25,000,000
   20,000,000   Bavaria GLB Corp., 4.84%, 7/15/99(a)          19,881,689
   33,500,000   CC (USA), Inc., 4.84%, 7/14/99(a)             33,306,333
    7,000,000   CC (USA), Inc., 4.91%, 8/27/99(a)              6,916,939
   25,000,000   China Merchants Holdings, 5.00%, 6/1/99       25,000,000
   20,000,000   Christiania Bank, 4.88%, 1/14/00              19,384,578
   25,389,000   City of Austin, TX, Landesbank Hessen-
                  Thueringen GZ, LOC, 4.88%, 8/10/99          25,148,087
   50,000,000   Commonwealth Bank of Australia, 4.77%,
                  11/5/99                                     48,959,875

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   10,245,000   Conduit Asset Backed Securities Ltd.,
                  4.90%, 6/17/99(a)                       $   10,222,689
   20,495,000   Conduit Asset Backed Securities Ltd.,
                  4.90%, 6/23/99(a)                           20,433,629
   25,000,000   Conduit Asset Backed Securities Ltd.,
                  4.90%, 7/8/99(a)                            24,874,098
    5,307,000   Conduit Asset Backed Securities Ltd.,
                  4.90%, 8/6/99(a)                             5,259,326
   15,000,000   Conduit Asset Backed Securities Ltd.,
                  4.90%, 8/30/99(a)                           14,816,251
   29,611,000   Conduit Asset Backed Securities Ltd.,
                  4.91%, 6/9/99(a)                            29,578,691
   30,000,000   CPI Funding Corp., 4.89%, 9/27/99(a)          29,519,150
   40,000,000   CPI Funding Corp., 4.92%, 6/25/99(a)          39,868,800
   37,500,000   Cregem North America, 4.94%, 12/27/99         36,424,522
    8,500,000   CXC, Inc., 4.91%, 8/25/99                      8,401,460
   40,000,000   Deutsche Bank Financial, Inc., 4.85%,
                  1/21/00                                     38,739,002
   14,000,000   Dorada Corp., 4.80%, 8/4/99(a)                13,880,534
   20,000,000   Dorada Corp., 4.85%, 7/6/99(a)                19,905,695
   12,000,000   Dorada Corp., 4.86%, 7/6/99(a)                11,943,300
   25,000,000   Dresdner, 4.86%, 1/4/00                       24,233,875
   40,000,000   Grand Funding Corp., 4.85%, 6/9/99(a)         39,956,889
   55,795,000   Grand Funding Corp., 4.89%, 7/21/99(a)        55,416,059
   40,000,000   Grand Funding Corp., 4.90%, 8/27/99(a)        39,526,334
   29,200,000   K2 (USA) LLC, 4.84%, 6/22/99(a)               29,117,559
   14,000,000   K2 (USA) LLC, 4.85%, 6/9/99(a)                13,984,911
   50,000,000   K2 (USA) LLC, 4.85%, 7/13/99(a)               49,717,083
   25,000,000   KBC Trust, 4.84%, 6/14/99(a)                  24,956,306
   40,000,000   KBC Trust, 4.85%, 7/15/99(a)                  39,762,889
   17,000,000   KBC Trust, 4.99%, 8/24/99(a)                  16,802,064
   75,000,000   Lexington Parker Capital Co. LLC.,
                  4.78%, 7/16/99(a)                           74,551,875
   50,000,000   Lexington Parker Capital Co. LLC.,
                  4.78%, 7/20/99(a)                           49,674,695
   31,000,000   MOAT Funding LLC, 4.80%, 7/6/99(a)            30,855,333
   20,000,000   MOAT Funding LLC, 4.82%, 6/29/99(a)           19,925,022
   25,865,000   MOAT Funding LLC, 4.84%, 7/9/99(a)            25,732,859
   35,919,000   MOAT Funding LLC, 4.90%, 9/27/99(a)           35,342,102
   50,000,000   Moriarty Ltd., 4.90%, 8/19/99(a)              49,462,362
   95,000,000   Natexis US Finance Corp, 4.95%, 12/22/99      92,335,250
   28,000,000   Preferred Receivables Corp, 4.95%,
                  6/1/99                                      28,000,000
  118,000,000   Sheffield Receivables Corp., 4.95%,
                  6/1/99(a)                                  118,000,000
   15,000,000   Sigma Finance Corp., 4.80%, 8/2/99(a)         14,876,000
   20,000,000   Sigma Finance Corp., 4.85%, 10/12/99(a)       19,641,639
   15,000,000   Sigma Finance Corp., 4.88%, 8/31/99(a)        14,814,967
   25,000,000   Special Purpose Accounts Receivables
                  Cooperative Corp., 4.83%, 6/10/99(a)        24,969,813
   40,000,000   Special Purpose Accounts Receivables
                  Cooperative Corp., 4.85%, 6/21/99(a)        39,892,222
   23,874,000   Sunbelt-Dix Inc., 4.88%, 6/1/99               23,874,000
   40,000,000   Swedbank, Inc., 4.78%, 10/4/99                39,336,111
   23,000,000   Swedbank, Inc., 4.85%, 7/16/99                22,860,563
   51,000,000   Trident Capital Finance, 4.83%,
                  10/12/99(a)                                 50,089,948
                                                          --------------
TOTAL COMMERCIAL PAPER                                     1,714,409,531
                                                          --------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
 CORPORATE NOTES (27.3%)
    5,000,000   Asset Backed Trust 1996 Series A-4,
                  4.96% V/R, 1/18/00(a)                   $    5,000,000
   20,000,000   Bear Stearns Cos., Inc., 5.05% V/R,
                  6/15/00                                     20,000,000
   10,000,000   Bear Stearns Cos., Inc., 5.05% V/R,
                  6/15/00                                      9,997,817
   45,000,000   Bear Stearns Cos., Inc., 5.25%, 1/18/00       45,000,000
   10,000,000   Bear Stearns Cos., Inc. 5.32% V/R,
                  11/30/99                                    10,000,000
   20,000,000   Bear Stearns Cos., Inc., 5.40% V/R,
                  11/1/99                                     20,000,000
   20,000,000   Bear Stearns Cos., Inc., Series B, 5.40%
                  V/R, 10/27/99                               20,000,000
   60,000,000   Beta Finance Inc., 4.99% V/R,
                  11/12/99(a)                                 59,978,826
   10,000,000   Bishop's Gate Residential Mortgage
                  Trust, Series 1998-2, 5.10% V/R,
                  11/22/99                                    10,000,000
   20,000,000   BRAVO Trust Series 1997-1, 5.05% V/R,
                  1/18/00(a)                                  20,000,000
    5,000,000   Caterpillar Financial Services Corp.,
                  6.25%, 1/20/00                               5,033,530
   60,000,000   CC (USA), Inc., 5.13%, 1/12/00(a)             60,000,000
   15,000,000   CC (USA), Inc., 5.14%, 1/19/00(a)             15,000,000
   20,000,000   Goldman Sachs Group, 5.76%, 1/14/00           20,068,953
   15,000,000   K2 (USA) LLC, 5.20%, 3/29/00(a)               14,997,525
   40,000,000   Key Bank, N.A, Cleveland, 5.02% V/R,
                  10/14/99                                    40,000,724
   20,000,000   Liberty Lighthouse US Capital Co., LLC,
                  4.88% V/R, 9/1/99(a)                        19,999,033
   40,000,000   Liberty Lighthouse US Capital Co., LLC,
                  4.88% V/R, 9/9/99(a)                        39,997,864
   20,000,000   Liberty Lighthouse US Capital Co., LLC,
                  4.98% V/R, 10/8/99(a)                       19,997,250
   30,000,000   Liberty Lighthouse US Capital Co., LLC,
                  4.98% V/R, 10/8/99(a)                       29,984,388
   67,000,000   Merrill Lynch & Co., Inc., 5.14%,
                  2/11/00                                     66,999,348
   30,000,000   Morgan Stanley Group, Inc., 5.10% V/R,
                  11/15/99                                    30,000,000
   60,000,000   Sigma Finance Corp., 5.02% V/R,
                  10/28/99(a)                                 60,000,000
   20,000,000   STEERS, Medium Term, Series 1997 A-28,
                  4.98% V/R, 9/23/99(a)                       20,000,000
   19,000,000   STEERS, Series 1998 A-40, Conti Mortgage
                  Home Equity Loan Trust, 5.01% V/R,
                  1/18/00(a)                                  19,000,000
   28,100,000   SunAmerica, Inc., 6.20%, 10/31/99             28,233,510
   15,000,000   Syndicated Loan Funding Trust, Series
                  1999-1, 5.15% V/R, 2/15/00(a)               15,000,000
   20,000,000   Transamerica Life Insurance & Annuity
                  Co., 5.11% V/R, 4/12/00                     20,000,000
                                                          --------------

TOTAL CORPORATE NOTES                                        744,288,768
                                                          --------------
 FLOATING RATE FUNDING AGREEMENTS (2.7%)
   20,000,000   Allstate Life Insurance Co., 5.10% V/R,
                  8/26/99(a)                                  20,000,000
   35,000,000   Monumental Life, 5.01% V/R, 5/15/00           35,000,000
   20,000,000   Monumental Life, 5.05% V/R, 3/15/00           20,000,000
                                                          --------------

TOTAL FLOATING RATE FUNDING AGREEMENTS                        75,000,000
                                                          --------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
 MASTER NOTES (0.4%)
   10,000,000   General Electric Co., 4.85% V/R, 6/8/99   $   10,000,000
                                                          --------------
 MUNICIPAL BONDS & NOTES (0.4%)
      900,000   Durham, NC, COP, Series B, 4.83% V/R,
                  7/1/03                                         900,000
    2,700,000   Durham, NC, COP, Series B, 4.83% V/R,
                  7/1/03                                       2,700,000
      440,000   Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                       440,000
      820,000   Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                       820,000
      925,000   Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                       925,000
      405,000   Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                       405,000
      380,000   Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                       380,000
    1,090,000   Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                     1,090,000
    1,320,000   Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                     1,320,000
      900,000   Prince William County, VA, Taxable
                  Notes, Series A, Wachovia Bank of
                  North Carolina, LOC, 4.83% V/R, 3/1/17         900,000
                                                          --------------

TOTAL MUNICIPAL BONDS & NOTES                                  9,880,000
                                                          --------------
 TIME DEPOSITS (1.8%)
   23,600,000   Societe Generale, Grand Cayman, 4.50%,
                  6/1/99                                      23,600,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   25,000,000   Southtrust Bank, 4.81%, 6/1/99            $   25,000,000
                                                          --------------

TOTAL TIME DEPOSITS                                           48,600,000
                                                          --------------

TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (100.0%)
                                                          $2,727,375,137
                                                          --------------
                                                          --------------

--------------------------------------------------------------------------------
                       NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
(a) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended. These securities had been determined to be liquid pursuant to procedures adopted by the Board of Trustees.

ABBREVIATIONS

COP        Certificate of Participation
LOC        Letter of Credit
V/R        Variable Rate -- These securities are deemed to have a
                          maturity remaining until the next
                          adjustment of the interest rate or the
                          longer of the demand period or
                          readjustment. The interest rates shown
                          reflect the rate in effect on May 31,
                          1999.

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

Norwest Advantage Funds
510 Marquette Avenue
Minneapolis, MN  55479-0040





Shareholder Services
Minneapolis/St. Paul 1-612-667-8833
Elsewhere 1-800-338-1348

Norwest Investment Management, Inc.
Investment Adviser

Norwest Bank Minnesota, N.A.
Transfer Agent
Custodian

Forum Financial Services, Inc.
Manager and Distributor


-c- 1999 NORWEST ADVANTAGE FUNDS
NW MM AR (7/99)


This report is for distribution only to shareholders and may be distributed to others only if preceded or accompanied by current prospectuses of the Norwest Advantage Funds.


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       ADVANTAGE FUNDS-R-